UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22452

First Trust Series Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

First Trust Preferred Securities and Income Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2024

First Trust Preferred Securities and Income Fund
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Preferred Securities and Income Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of First Trust and Stonebridge are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Preferred Securities and Income Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Preferred Securities and Income Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust Preferred Securities and Income Fund
“AT A GLANCE”
As of April 30, 2024 (Unaudited)

Fund Statistics
First Trust Preferred Securities and Income Fund	Net Asset Value (NAV)
Class A (FPEAX)	$18.94
Class C (FPECX)	$19.10
Class F (FPEFX)	$19.21
Class I (FPEIX)	$19.11
Class R3 (FPERX)	$18.86

Sector Allocation	% of Total Investments
Financials	78.9%
Energy	7.9
Utilities	6.7
Consumer Staples	2.9
Real Estate	1.5
Communication Services	1.2
Industrials	0.7
Consumer Discretionary	0.2
Total	100.0%

Country Allocation	% of Total Investments
United States	52.8%
Canada	12.2
United Kingdom	8.2
France	6.1
Bermuda	3.3
Spain	3.2
Netherlands	2.9
Multinational	2.3
Mexico	2.3
Italy	2.1
Germany	1.5
Australia	0.9
Sweden	0.9
Chile	0.5
Switzerland	0.5
Japan	0.3
Total	100.0%

Credit Quality(1)	% of Total Fixed-Income Investments
A-	0.3%
BBB+	14.4
BBB	23.4
BBB-	34.6
BB+	13.8
BB	8.5
BB-	2.1
B+	0.1
B	0.7
Not Rated	2.1
Total	100.0%

Top Ten Holdings	% of Total Investments
Bank of America Corp., Series TT	2.7%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.	2.3
Barclays PLC	2.3
Wells Fargo & Co., Series L	2.0
JPMorgan Chase & Co., Series NN	1.8
Intesa Sanpaolo S.p.A.	1.8
Global Atlantic Fin Co.	1.7
Toronto-Dominion Bank (The)	1.7
Lloyds Banking Group PLC	1.6
Energy Transfer, L.P., Series G	1.6
Total	19.5%

Dividend Distributions	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R3 Shares
Current Monthly Distribution per Share(2)	$0.0885	$0.0764	$0.0901	$0.0925	$0.0846
Current Distribution Rate on NAV(3)	5.61%	4.80%	5.63%	5.81%	5.38%

(1)
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
(2)
Most recent distribution paid through April 30, 2024. Subject to change in the future.
(3)
Distribution rates are calculated by annualizing the most recent distribution paid through the report date and then dividing by NAV as of April 30, 2024. Subject to change in the future.

First Trust Preferred Securities and Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2024 (Unaudited)
Performance of a $10,000 investment
This chart compares your Fund’s Class I performance to that of the ICE BofA US Investment Grade Institutional Capital Securities Index and the Bloomberg US Aggregate Bond Index from 10/31/2013 through 4/30/2024.

First Trust Preferred Securities and Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2024 (Unaudited)

Performance as of April 30, 2024
	A Shares Inception 2/25/2011		C Shares Inception 2/25/2011		F Shares Inception 3/2/2011	I Shares Inception 1/11/2011	R3 Shares Inception 3/2/2011	Blended Index*(4)(5)	CIPS* ICE BofA US Investment Grade Institutional Capital Securities Index	Bloomberg US Aggregate Bond Index
Cumulative Total Returns	w/o sales charge	w/max 4.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charge	w/o sales charge	w/o sales charge	w/o sales charge	w/o sales charge
6 Months	12.02%	6.98%	11.64%	10.64%	12.14%	12.23%	11.94%	11.78%	10.31%	4.97%
1 Year	12.86%	7.76%	12.10%	11.10%	13.02%	13.27%	12.64%	10.06%	9.61%	(1.47)%
Average Annual Total Returns
5 Years	2.69%	1.74%	1.97%	1.97%	2.79%	2.96%	2.41%	2.58%	3.98%	(0.16)%
10 Years	4.20%	3.73%	3.47%	3.47%	4.31%	4.49%	3.92%	4.28%	4.42%	1.20%
Since Inception	4.89%	4.52%	4.15%	4.15%	5.03%	5.26%	4.54%	N/A	5.60%	1.84%
30-Day SEC Yield(6)	5.21%		4.70%		5.55%	5.79%	5.34%	N/A	N/A	N/A
* Since inception return is based on the Class I Shares inception date.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor and Sub-Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 4.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and Rule 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class F, Class I and Class R3 Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The Rule 12b-1 service fees are 0.15% of average daily net assets for Class F Shares and combined Rule 12b-1 distribution and service fees are 0.50% of average daily net assets for Class R3 Shares, while Class I Shares do not have these fees. Prior to December 15, 2011, the combined Rule 12b-1 distribution and service fees for Class R3 Shares were 0.75% of average daily net assets.

(4)
The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index. The Blended Index is intended to reflect the proportional market cap of each segment of the preferred and hybrid securities market. The indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indices are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly returns of the four indices during each period shown above. At the beginning of each month the four indices are rebalanced to a 30/30/30/10 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.
(5)
Since the ICE USD Contingent Capital Index had an inception date of December 31, 2013, the performance of the Blended Index is not available for all of the periods disclosed.
(6)
30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund’s expense ratio and generating a higher yield.

Portfolio Management
First Trust Preferred Securities and Income Fund
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Preferred Securities and Income Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) is the investment sub-advisor to the Fund and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred and hybrid securities.
Stonebridge Advisors LLC Portfolio Management Team
Robert Wolf - Chief Investment Officer, Executive Vice President and Senior Portfolio Manager
Eric Weaver - Executive Vice President, Chief Strategist and Portfolio Manager
Angelo Graci, CFA - Executive Vice President, Head of Credit Research and Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since 2011, except for Eric Weaver and Angelo Graci, who have served as a member of the portfolio management team since 2020 and 2022, respectively.

First Trust Preferred Securities and Income Fund
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of the First Trust Preferred Securities and Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period 11/1/2023 - 4/30/2024 (a)	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period 11/1/2023 - 4/30/2024 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 1,120.20	$ 7.43	$ 1,000.00	$ 1,017.85	$ 7.07	1.41%
Class C	$ 1,000.00	$ 1,116.40	$ 11.37	$ 1,000.00	$ 1,014.12	$ 10.82	2.16%
Class F	$ 1,000.00	$ 1,121.40	$ 6.91	$ 1,000.00	$ 1,018.35	$ 6.57	1.31%
Class I	$ 1,000.00	$ 1,122.30	$ 5.86	$ 1,000.00	$ 1,019.34	$ 5.57	1.11%
Class R3	$ 1,000.00	$ 1,119.40	$ 8.75	$ 1,000.00	$ 1,016.61	$ 8.32	1.66%

(a)
Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

(b)	These expense ratios reflect expense caps.

First Trust Preferred Securities and Income Fund
Portfolio of Investments
April 30, 2024 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 14.9%
	Automobiles – 0.2%
2,045	Ford Motor Co.	6.00%	12/01/59	$49,080
13,042	Ford Motor Co.	6.50%	08/15/62	319,529
				368,609
	Banks – 0.9%
31,680	Bank of America Corp., Series KK	5.38%	(a)	721,037
15,899	KeyCorp (b)	6.20%	(a)	356,137
29,236	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	674,474
10,557	US Bancorp, Series K	5.50%	(a)	246,084
				1,997,732
	Capital Markets – 2.0%
25,553	Affiliated Managers Group, Inc.	4.20%	09/30/61	423,158
41,682	Affiliated Managers Group, Inc.	6.75%	03/30/64	1,067,059
8,104	Brookfield Oaktree Holdings LLC, Series A	6.63%	(a)	176,667
53,659	Carlyle Finance LLC	4.63%	05/15/61	971,764
28,058	KKR Group Finance Co., IX LLC	4.63%	04/01/61	530,577
48,000	TPG Operating Group II, L.P.	6.95%	03/15/64	1,237,920
				4,407,145
	Consumer Finance – 0.0%
2,923	Capital One Financial Corp., Series J	4.80%	(a)	53,666
	Diversified REITs – 0.3%
27,478	Global Net Lease, Inc., Series A	7.25%	(a)	549,835
	Diversified Telecommunication Services – 0.4%
42,284	AT&T, Inc., Series C	4.75%	(a)	830,458
	Electric Utilities – 1.3%
12,419	SCE Trust IV, Series J (b)	5.38%	(a)	292,964
9,729	SCE Trust V, Series K (b)	5.45%	(a)	238,944
85,000	SCE Trust VII, Series M	7.50%	(a)	2,218,500
				2,750,408
	Financial Services – 0.4%
38,898	Equitable Holdings, Inc., Series A	5.25%	(a)	847,976
	Gas Utilities – 0.4%
67,017	South Jersey Industries, Inc.	5.63%	09/16/79	931,049
	Independent Power & Renewable Electricity Producers – 0.4%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	557,903
21,958	Brookfield Renewable Partners, L.P., Series 17	5.25%	(a)	373,286
				931,189
	Insurance – 5.9%
56,757	AEGON Funding Co., LLC	5.10%	12/15/49	1,193,600
77,331	American Equity Investment Life Holding Co., Series A (b)	5.95%	(a)	1,864,450
36,659	American Equity Investment Life Holding Co., Series B (b)	6.63%	(a)	900,712
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	75,705
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	87,726
28,000	Arch Capital Group Ltd., Series G	4.55%	(a)	540,400
1,909	Argo Group International Holdings, Inc. (b)	7.00%	(a)	46,389
10,322	Aspen Insurance Holdings, Ltd.	5.63%	(a)	202,827
48,607	Aspen Insurance Holdings, Ltd.	5.63%	(a)	936,171
36,000	Athene Holding Ltd. (b)	7.25%	03/30/64	896,760
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
29,701	Athene Holding Ltd., Series A (b)	6.35%	(a)	$698,271
1,656	Athene Holding Ltd., Series D (b)	4.88%	(a)	29,311
52,818	Athene Holding Ltd., Series E (b)	7.75%	(a)	1,405,487
20,182	CNO Financial Group, Inc.	5.13%	11/25/60	406,465
73,827	Delphi Financial Group, Inc., 3 Mo. CME Term SOFR + CSA + 3.45% (c)	8.76%	05/15/37	1,788,459
47,092	F&G Annuities & Life, Inc.	7.95%	12/15/53	1,224,392
17,455	Metlife, Inc., Series F	4.75%	(a)	356,431
10,700	Phoenix Cos. (The), Inc.	7.45%	01/15/32	192,199
3,152	RenaissanceRe Holdings, Ltd., Series G	4.20%	(a)	55,002
				12,900,757
	Mortgage Real Estate Investment Trusts – 0.3%
23,983	AGNC Investment Corp., Series F (b)	6.13%	(a)	560,243
	Multi-Utilities – 0.8%
27,276	Algonquin Power & Utilities Corp., Series 19-A (b)	6.20%	07/01/79	680,536
28,651	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	488,213
29,230	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(a)	504,218
				1,672,967
	Oil, Gas & Consumable Fuels – 0.1%
11,798	NuStar Energy, L.P., Series A, 3 Mo. CME Term SOFR + CSA + 7.03% (c)	12.36%	(a)	301,675
	Real Estate Management & Development – 0.7%
52,168	Brookfield Property Partners, L.P., Series A	5.75%	(a)	652,622
4,783	Brookfield Property Partners, L.P., Series A-1	6.50%	(a)	69,593
48,772	Brookfield Property Partners, L.P., Series A2	6.38%	(a)	659,885
7,103	Brookfield Property Preferred, L.P.	6.25%	07/26/81	103,065
3,087	DigitalBridge Group, Inc., Series I	7.15%	(a)	69,025
115	DigitalBridge Group, Inc., Series J	7.13%	(a)	2,610
				1,556,800
	Specialized REITs – 0.0%
2,712	National Storage Affiliates Trust, Series A	6.00%	(a)	58,986
	Wireless Telecommunication Services – 0.8%
38,996	United States Cellular Corp.	6.25%	09/01/69	751,063
13,223	United States Cellular Corp.	5.50%	03/01/70	234,973
49,334	United States Cellular Corp.	5.50%	06/01/70	870,745
				1,856,781
	Total $25 Par Preferred Securities			32,576,276
	(Cost $36,900,752)
$1,000 PAR PREFERRED SECURITIES – 2.5%
	Banks – 2.5%
1,013	Bank of America Corp., Series L	7.25%	(a)	1,164,950
3,761	Wells Fargo & Co., Series L	7.50%	(a)	4,308,000
	Total $1,000 Par Preferred Securities			5,472,950
	(Cost $6,420,512)
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 78.8%
	Banks – 43.1%
$1,300,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (d)	9.38%	(a)	$1,368,529
1,700,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (d)	6.50%	(a)	1,680,921
300,000	Banco de Credito e Inversiones S.A. (b) (d) (e)	8.75%	(a)	307,658
200,000	Banco de Credito e Inversiones S.A. (b) (d) (f)	8.75%	(a)	205,105
600,000	Banco del Estado de Chile (b) (e)	7.95%	(a)	604,875
900,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.50%	(a)	867,898
1,000,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.63%	(a)	975,771
1,100,000	Banco Mercantil del Norte S.A. (b) (d) (e)	8.38%	(a)	1,095,880
1,600,000	Banco Santander S.A. (b) (d)	4.75%	(a)	1,372,641
800,000	Banco Santander S.A. (b) (d)	9.63%	(a)	840,493
1,600,000	Banco Santander S.A. (b) (d)	9.63%	(a)	1,712,144
500,000	Bank of America Corp., Series RR (b)	4.38%	(a)	459,808
5,900,000	Bank of America Corp., Series TT (b)	6.13%	(a)	5,844,969
1,700,000	Bank of Montreal (b)	7.70%	05/26/84	1,701,259
2,500,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	2,580,100
800,000	Bank of Nova Scotia (The) (b)	8.00%	01/27/84	806,247
1,300,000	Barclays PLC (b) (d)	4.38%	(a)	1,061,826
4,960,000	Barclays PLC (b) (d)	8.00%	(a)	4,889,836
1,100,000	Barclays PLC (b) (d)	9.63%	(a)	1,152,392
650,000	BBVA Bancomer S.A. (b) (d) (e)	5.88%	09/13/34	600,157
1,300,000	BBVA Bancomer S.A. (b) (d) (e)	8.45%	06/29/38	1,343,012
3,150,000	BNP Paribas S.A. (b) (d) (e)	4.63%	(a)	2,535,384
1,840,000	BNP Paribas S.A. (b) (d) (e)	7.75%	(a)	1,860,080
600,000	BNP Paribas S.A. (b) (d) (e)	8.00%	(a)	597,736
2,650,000	BNP Paribas S.A. (b) (d) (e)	8.50%	(a)	2,746,370
317,000	Citigroup, Inc., Series M (b)	6.30%	(a)	318,045
2,770,000	Citigroup, Inc., Series P (b)	5.95%	(a)	2,759,690
1,000,000	Citigroup, Inc., Series X (b)	3.88%	(a)	941,184
2,000,000	Citigroup, Inc., Series Z (b)	7.38%	(a)	2,055,786
1,400,000	Citizens Financial Group, Inc., Series F (b)	5.65%	(a)	1,371,625
547,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	470,148
500,000	CoBank ACB (b)	7.25%	(a)	499,292
2,500,000	CoBank ACB, Series I (b)	6.25%	(a)	2,459,250
1,115,000	CoBank ACB, Series K (b)	6.45%	(a)	1,103,736
600,000	Commerzbank AG (b) (d) (f)	7.00%	(a)	591,166
600,000	Farm Credit Bank of Texas, Series 3 (b) (e)	6.20%	(a)	551,694
100,000	Farm Credit Bank of Texas, Series 4 (b) (e)	5.70%	(a)	98,490
630,000	Fifth Third Bancorp, Series L (b)	4.50%	(a)	602,162
200,000	HSBC Holdings PLC (b) (d)	4.60%	(a)	165,071
2,000,000	HSBC Holdings PLC (b) (d)	8.00%	(a)	2,069,254
1,130,000	ING Groep N.V. (b) (d)	5.75%	(a)	1,067,465
1,000,000	ING Groep N.V. (b) (d)	6.50%	(a)	987,273
3,400,000	ING Groep N.V. (b) (d) (f)	7.50%	(a)	3,340,500
600,000	ING Groep N.V. (b) (d) (f)	8.00%	(a)	599,340
3,882,000	Intesa Sanpaolo S.p.A. (b) (d) (e)	7.70%	(a)	3,857,618
3,850,000	JPMorgan Chase & Co., Series NN (b)	6.88%	(a)	3,954,767
600,000	Lloyds Banking Group PLC (b) (d)	6.75%	(a)	590,508
2,331,000	Lloyds Banking Group PLC (b) (d)	7.50%	(a)	2,313,281
3,550,000	Lloyds Banking Group PLC (b) (d)	8.00%	(a)	3,514,706
200,000	NatWest Group PLC (b) (d)	6.00%	(a)	194,882
1,800,000	NatWest Group PLC (b) (d)	8.00%	(a)	1,804,262
1,406,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	1,355,941
494,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(a)	485,505
1,650,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	1,555,293
2,000,000	Royal Bank of Canada (b)	7.50%	05/02/84	2,007,272
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$870,000	Societe Generale S.A. (b) (d) (e)	5.38%	(a)	$705,875
1,500,000	Societe Generale S.A. (b) (d) (e)	9.38%	(a)	1,530,471
1,200,000	Societe Generale S.A. (b) (d) (e)	10.00%	(a)	1,260,262
720,000	Sumitomo Mitsui Financial Group, Inc. (b) (d)	6.60%	(a)	694,186
800,000	Svenska Handelsbanken AB (b) (d) (f)	4.75%	(a)	667,718
200,000	Swedbank AB (b) (d) (f)	7.63%	(a)	196,445
1,000,000	Swedbank AB (b) (d) (f)	7.75%	(a)	982,549
3,450,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	3,556,270
750,000	UniCredit S.p.A. (b) (e)	5.46%	06/30/35	690,301
1,000,000	Wells Fargo & Co. (b)	7.63%	(a)	1,048,132
				94,228,506
	Capital Markets – 6.8%
1,568,000	Apollo Management Holdings, L.P. (b) (e)	4.95%	01/14/50	1,506,699
1,500,000	Ares Finance Co. III LLC (b) (e)	4.13%	06/30/51	1,385,936
1,516,000	Charles Schwab (The) Corp., Series G (b)	5.38%	(a)	1,502,927
1,000,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(a)	815,123
795,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	733,482
900,000	Charles Schwab (The) Corp., Series K (b)	5.00%	(a)	843,297
4,100,000	Credit Suisse Group AG, Claim (g) (h)			471,500
1,600,000	Credit Suisse Group AG, Claim (g) (h)			184,000
2,425,000	Credit Suisse Group AG, Claim (g) (h)			278,875
1,500,000	Credit Suisse Group AG, Claim (g) (h)			172,500
2,800,000	Deutsche Bank AG, Series 2020 (b) (d)	6.00%	(a)	2,611,970
1,600,000	Goldman Sachs Group (The), Inc., Series W (b)	7.50%	(a)	1,659,798
2,225,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(a)	2,254,776
513,000	State Street Corp., Series I (b)	6.70%	(a)	514,714
				14,935,597
	Electric Utilities – 1.1%
320,000	American Electric Power Co., Inc. (b)	3.88%	02/15/62	287,346
186,000	Edison International, Series A (b)	5.38%	(a)	178,652
500,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	496,174
1,400,000	NextEra Energy Capital Holdings, Inc. (b)	6.70%	09/01/54	1,387,542
				2,349,714
	Financial Services – 3.3%
2,500,000	American AgCredit Corp. (b) (e)	5.25%	(a)	2,350,000
1,500,000	Capital Farm Credit ACA, Series 1 (b) (e)	5.00%	(a)	1,440,000
600,000	Compeer Financial ACA (b) (e)	4.88%	(a)	570,000
2,920,000	Corebridge Financial, Inc. (b)	6.88%	12/15/52	2,891,629
				7,251,629
	Food Products – 2.8%
300,000	Dairy Farmers of America, Inc. (i)	7.13%	(a)	280,875
1,305,000	Land O’Lakes Capital Trust I (i)	7.45%	03/15/28	1,284,290
1,400,000	Land O’Lakes, Inc. (e)	7.00%	(a)	1,088,500
1,200,000	Land O’Lakes, Inc. (e)	7.25%	(a)	966,000
3,000,000	Land O’Lakes, Inc. (e)	8.00%	(a)	2,625,000
				6,244,665
	Insurance – 10.2%
1,822,000	Assurant, Inc. (b)	7.00%	03/27/48	1,815,098
850,000	Assured Guaranty Municipal Holdings, Inc. (b) (e)	6.40%	12/15/66	752,270
2,100,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	1,884,846
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$2,000,000	CNP Assurances SACA (b) (f)	4.88%	(a)	$1,641,760
1,276,000	Enstar Finance LLC (b)	5.75%	09/01/40	1,247,155
1,085,000	Enstar Finance LLC (b)	5.50%	01/15/42	1,029,584
1,000,000	Fortegra Financial Corp. (b) (i)	8.50%	10/15/57	982,405
4,027,000	Global Atlantic Fin Co. (b) (e)	4.70%	10/15/51	3,560,086
2,870,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.39% (c) (e)	7.69%	02/12/47	2,550,967
1,174,000	Kuvare US Holdings, Inc. (b) (e)	7.00%	02/17/51	1,188,675
300,000	La Mondiale SAM (b) (f)	5.88%	01/26/47	292,143
1,920,000	Lancashire Holdings Ltd. (b) (f)	5.63%	09/18/41	1,709,603
1,558,000	Liberty Mutual Group, Inc. (b) (e)	4.13%	12/15/51	1,421,839
579,000	Lincoln National Corp., Series C (b)	9.25%	(a)	618,398
820,000	Prudential Financial, Inc. (b)	6.00%	09/01/52	794,228
500,000	QBE Insurance Group Ltd. (b) (e)	5.88%	(a)	495,300
301,000	QBE Insurance Group Ltd. (b) (f)	5.88%	06/17/46	295,426
				22,279,783
	Multi-Utilities – 2.6%
3,450,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	2,995,600
1,870,000	Sempra (b)	4.13%	04/01/52	1,700,332
1,000,000	Sempra (b)	6.88%	10/01/54	989,915
				5,685,847
	Oil, Gas & Consumable Fuels – 7.7%
2,132,000	Enbridge, Inc. (b)	6.25%	03/01/78	1,993,166
440,000	Enbridge, Inc. (b)	7.63%	01/15/83	439,166
1,200,000	Enbridge, Inc. (b)	8.50%	01/15/84	1,269,058
3,040,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	2,881,078
1,360,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	1,247,624
252,000	Energy Transfer, L.P. (b)	8.00%	05/15/54	259,722
490,000	Energy Transfer, L.P., Series B (b)	6.63%	(a)	451,938
1,452,000	Energy Transfer, L.P., Series F (b)	6.75%	(a)	1,422,566
3,625,000	Energy Transfer, L.P., Series G (b)	7.13%	(a)	3,489,478
658,000	Energy Transfer, L.P., Series H (b)	6.50%	(a)	640,134
66,000	Enterprise Products Operating LLC (b)	5.38%	02/15/78	61,288
1,700,000	Transcanada Trust (b)	5.50%	09/15/79	1,539,626
1,200,000	Transcanada Trust (b)	5.60%	03/07/82	1,051,046
				16,745,890
	Retail REITs – 0.5%
400,000	Scentre Group Trust 2 (b) (e)	4.75%	09/24/80	381,920
800,000	Scentre Group Trust 2 (b) (e)	5.13%	09/24/80	730,523
				1,112,443
	Trading Companies & Distributors – 0.7%
260,000	AerCap Holdings N.V. (b)	5.88%	10/10/79	257,199
1,323,000	Aircastle Ltd. (b) (e)	5.25%	(a)	1,256,624
				1,513,823
	Total Capital Preferred Securities			172,347,897
	(Cost $183,285,389)
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 2.3%
	Insurance – 2.3%
$4,925,666	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (e) (j)	7.63%	10/15/25	$4,926,457
	(Cost $4,977,043)

Total Investments – 98.5%	215,323,580
(Cost $231,583,696)
Net Other Assets and Liabilities – 1.5%	3,351,878
Net Assets – 100.0%	$218,675,458

(a)	Perpetual maturity.
(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)	Floating or variable rate security.
(d)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2024, securities noted as such amounted to $56,958,635 or 26.0% of net assets. Of these securities, 8.6% originated in emerging markets, and 91.4% originated in foreign markets.

(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund’s (the
“Trust”) Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although
market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $51,426,328 or 23.5% of net assets.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Claim pending with the administrative court of Switzerland.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2C - Restricted Securities in the Notes to Financial Statements).

(j)
These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum
(“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2024, this security paid all of its interest in cash.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Gas Utilities	$931,049	$—	$931,049	$—
Insurance	12,900,757	10,756,668	2,144,089	—
Other Industry Categories*	18,744,470	18,744,470	—	—
$1,000 Par Preferred Securities*	5,472,950	5,472,950	—	—
Capital Preferred Securities*	172,347,897	—	172,347,897	—
Foreign Corporate Bonds and Notes*	4,926,457	—	4,926,457	—
Total Investments	$215,323,580	$34,974,088	$180,349,492	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$ 215,323,580
Cash	1,964,003
Foreign currency	192
Receivables:
Interest	2,111,364
Fund shares sold	981,150
Investment securities sold	201,500
Dividends	73,592
Reclaims	44,696
Prepaid expenses	63,920
Total Assets	220,763,997
LIABILITIES:
Payables:
Fund shares redeemed	907,028
Investment securities purchased	813,216
Investment advisory fees	134,680
Distributions	96,976
Transfer agent fees	30,064
12b-1 distribution and service fees	29,858
Audit and tax fees	25,717
Custodian fees	19,557
Shareholder reporting fees	14,164
Administrative fees	7,260
Commitment and administrative agency fees	2,978
Legal fees	2,164
Trustees’ fees and expenses	1,623
Registration fees	780
Financial reporting fees	747
Other liabilities	1,727
Total Liabilities	2,088,539
NET ASSETS	$218,675,458
NET ASSETS consist of:
Paid-in capital	$ 263,742,687
Par value	114,635
Accumulated distributable earnings (loss)	(45,181,864)
NET ASSETS	$218,675,458
Investments, at cost	$231,583,696
Foreign currency, at cost (proceeds)	$193
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $44,345,822 and 2,340,860 shares of beneficial interest issued and outstanding)	$18.94
Maximum sales charge (4.50% of offering price)	0.89
Maximum offering price to public	$19.83
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $23,885,972 and 1,250,731 shares of beneficial interest issued and outstanding)	$19.10
Class F Shares:
Net asset value and redemption price per share (Based on net assets of $6,025,740 and 313,695 shares of beneficial interest issued and outstanding)	$19.21
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $143,752,334 and 7,522,937 shares of beneficial interest issued and outstanding)	$19.11
Class R3 Shares:
Net asset value and redemption price per share (Based on net assets of $665,590 and 35,299 shares of beneficial interest issued and outstanding)	$18.86
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$ 5,969,486
Dividends	1,307,991
Foreign withholding tax	(11,039)
Total investment income	7,266,438
EXPENSES:
Investment advisory fees	851,975
12b-1 distribution and/or service fees:
Class A	56,097
Class C	124,316
Class F	2,354
Class R3	1,635
Transfer agent fees	132,995
Registration fees	48,125
Legal fees	42,437
Administrative fees	41,471
Shareholder reporting fees	32,860
Commitment and administrative agency fees	27,128
Audit and tax fees	23,006
Custodian fees	13,814
Trustees’ fees and expenses	10,968
Financial reporting fees	4,601
Listing expense	1,145
Other	1,015
Total expenses	1,415,942
Fees waived and expenses reimbursed by the investment advisor	(32,942)
Net expenses	1,383,000
NET INVESTMENT INCOME (LOSS)	5,883,438
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,082,844)
Foreign currency transactions	(3)
Net realized gain (loss)	(2,082,847)
Net change in unrealized appreciation (depreciation) on:
Investments	20,076,892
Foreign currency translation	(1)
Net change in unrealized appreciation (depreciation)	20,076,891
NET REALIZED AND UNREALIZED GAIN (LOSS)	17,994,044
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 23,877,482
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$ 5,883,438	$ 12,488,481
Net realized gain (loss)	(2,082,847)	(14,723,984)
Net change in unrealized appreciation (depreciation)	20,076,891	1,056,879
Net increase (decrease) in net assets resulting from operations	23,877,482	(1,178,624)
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(1,284,875)	(2,436,132)
Class C Shares	(612,668)	(1,509,451)
Class F Shares	(89,231)	(97,515)
Class I Shares	(4,123,693)	(8,174,525)
Class R3 Shares	(17,981)	(34,894)
Total distributions to shareholders from investment operations	(6,128,448)	(12,252,517)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	48,905,917	97,745,798
Proceeds from shares reinvested	5,540,044	11,043,842
Cost of shares redeemed	(51,114,893)	(130,199,640)
Net increase (decrease) in net assets resulting from capital transactions	3,331,068	(21,410,000)
Total increase (decrease) in net assets	21,080,102	(34,841,141)
NET ASSETS:
Beginning of period	197,595,356	232,436,497
End of period	$218,675,458	$197,595,356
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights
For a Share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
Class A Shares		2023	2022	2021	2020	2019
Net asset value, beginning of period	$ 17.39	$ 18.47	$ 22.58	$ 21.31	$ 22.07	$ 20.85
Income from investment operations:
Net investment income (loss) (a)	0.50	1.01	0.95	0.95	1.01	1.12
Net realized and unrealized gain (loss)	1.58	(1.08)	(4.12)	1.34	(0.70)	1.25
Total from investment operations	2.08	(0.07)	(3.17)	2.29	0.31	2.37
Distributions paid to shareholders from:
Net investment income	(0.53)	(1.01)	(0.94)	(0.92)	(0.98)	(1.12)
Return of capital	—	—	(0.00) (b)	(0.10)	(0.09)	(0.03)
Total distributions	(0.53)	(1.01)	(0.94)	(1.02)	(1.07)	(1.15)
Net asset value, end of period	$18.94	$17.39	$18.47	$22.58	$21.31	$22.07
Total return (c)	12.02%	(0.51)%	(14.36)%	10.89%	1.53%	11.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 44,346	$ 44,662	$ 44,713	$ 56,365	$ 43,802	$ 39,719
Ratio of total expenses to average net assets	1.44% (d) (e)	1.38% (e)	1.30%	1.33%	1.36%	1.41%
Ratio of net expenses to average net assets	1.41% (d) (e)	1.38% (e)	1.30%	1.33%	1.36%	1.40%
Ratio of net investment income (loss) to average net assets	5.42% (d)	5.55%	4.61%	4.22%	4.78%	5.27%
Portfolio turnover rate	20%	38%	30%	38%	46%	41%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
(e)	For the six months ended April 30, 2024 and the year ended October 31, 2023, ratios reflect extraordinary legal expenses of 0.01%, which are not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
Class C Shares		2023	2022	2021	2020	2019
Net asset value, beginning of period	$ 17.53	$ 18.60	$ 22.72	$ 21.43	$ 22.18	$ 20.93
Income from investment operations:
Net investment income (loss) (a)	0.44	0.90	0.81	0.79	0.87	0.98
Net realized and unrealized gain (loss)	1.59	(1.10)	(4.15)	1.35	(0.71)	1.26
Total from investment operations	2.03	(0.20)	(3.34)	2.14	0.16	2.24
Distributions paid to shareholders from:
Net investment income	(0.46)	(0.87)	(0.78)	(0.77)	(0.83)	(0.96)
Return of capital	—	—	(0.00) (b)	(0.08)	(0.08)	(0.03)
Total distributions	(0.46)	(0.87)	(0.78)	(0.85)	(0.91)	(0.99)
Net asset value, end of period	$19.10	$17.53	$18.60	$22.72	$21.43	$22.18
Total return (c)	11.64%	(1.20)%	(14.97)%	10.11%	0.84%	11.01%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 23,886	$ 25,016	$ 36,112	$ 51,756	$ 54,264	$ 57,898
Ratio of total expenses to average net assets	2.20% (d) (e)	2.11% (e)	2.02%	2.04%	2.07%	2.06%
Ratio of net expenses to average net assets	2.16% (d) (e)	2.11% (e)	2.02%	2.04%	2.07%	2.06%
Ratio of net investment income (loss) to average net assets	4.66% (d)	4.84%	3.89%	3.51%	4.09%	4.61%
Portfolio turnover rate	20%	38%	30%	38%	46%	41%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
(e)	For the six months ended April 30, 2024 and the year ended October 31, 2023, ratios reflect extraordinary legal expenses of 0.01%, which are not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
Class F Shares		2023	2022	2021	2020	2019
Net asset value, beginning of period	$ 17.62	$ 18.71	$ 22.87	$ 21.59	$ 22.32	$ 21.07
Income from investment operations:
Net investment income (loss) (a)	0.51	0.97	0.96	0.97	1.06	1.16
Net realized and unrealized gain (loss)	1.62	(1.03)	(4.16)	1.36	(0.70)	1.26
Total from investment operations:	2.13	(0.06)	(3.20)	2.33	0.36	2.42
Distributions paid to shareholders from:
Net investment income	(0.54)	(1.03)	(0.96)	(0.95)	(1.02)	(1.14)
Return of capital	—	—	(0.00) (b)	(0.10)	(0.07)	(0.03)
Total distributions	(0.54)	(1.03)	(0.96)	(1.05)	(1.09)	(1.17)
Net asset value, end of period	$19.21	$17.62	$18.71	$22.87	$21.59	$22.32
Total return (c)	12.14%	(0.41)%	(14.36)%	10.91%	1.79%	11.87%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 6,026	$ 783	$ 688	$ 969	$ 993	$ 4,238
Ratio of total expenses to average net assets	1.96% (d) (e)	2.35% (e)	3.73%	3.17%	2.36%	1.65%
Ratio of net expenses to average net assets	1.31% (d) (e)	1.31% (e)	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	5.42% (d)	5.27%	4.61%	4.25%	4.83%	5.43%
Portfolio turnover rate	20%	38%	30%	38%	46%	41%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)
Assumes reinvestment of all distributions for the period. These returns include Rule 12b-1 service fees of 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
(e)	For the six months ended April 30, 2024 and the year ended October 31, 2023, ratios reflect extraordinary legal expenses of 0.01%, which are not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
Class I Shares		2023	2022	2021	2020	2019
Net asset value, beginning of period	$ 17.53	$ 18.60	$ 22.72	$ 21.43	$ 22.23	$ 20.98
Income from investment operations:
Net investment income (loss) (a)	0.54	1.08	1.02	1.02	1.08	1.19
Net realized and unrealized gain (loss)	1.60	(1.09)	(4.15)	1.35	(0.76)	1.26
Total from investment operations	2.14	(0.01)	(3.13)	2.37	0.32	2.45
Distributions paid to shareholders from:
Net investment income	(0.56)	(1.06)	(0.98)	(0.97)	(1.02)	(1.17)
Return of capital	—	—	(0.01)	(0.11)	(0.10)	(0.03)
Total distributions	(0.56)	(1.06)	(0.99)	(1.08)	(1.12)	(1.20)
Net asset value, end of period	$19.11	$17.53	$18.60	$22.72	$21.43	$22.23
Total return (b)	12.23%	(0.20)%	(14.09)%	11.21%	1.63%	12.09%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 143,752	$ 126,528	$ 150,234	$ 216,022	$ 190,093	$ 176,503
Ratio of total expenses to average net assets	1.11% (c) (d)	1.09% (d)	1.00%	1.03%	1.05%	1.04%
Ratio of net expenses to average net assets	1.11% (c) (d)	1.09% (d)	1.00%	1.03%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets	5.72% (c)	5.85%	4.90%	4.51%	5.09%	5.60%
Portfolio turnover rate	20%	38%	30%	38%	46%	41%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
(d)	For the six months ended April 30, 2024 and the year ended October 31, 2023, ratios reflect extraordinary legal expenses of 0.01%, which are not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
Class R3 Shares		2023	2022	2021	2020	2019
Net asset value, beginning of period	$ 17.31	$ 18.40	$ 22.51	$ 21.26	$ 22.02	$ 20.81
Income from investment operations:
Net investment income (loss) (a)	0.48	0.96	0.88	0.87	0.95	1.06
Net realized and unrealized gain (loss)	1.58	(1.09)	(4.10)	1.35	(0.70)	1.24
Total from investment operations:	2.06	(0.13)	(3.22)	2.22	0.25	2.30
Distributions paid to shareholders from:
Net investment income	(0.51)	(0.96)	(0.89)	(0.88)	(0.92)	(1.06)
Return of capital	—	—	(0.00) (b)	(0.09)	(0.09)	(0.03)
Total distributions	(0.51)	(0.96)	(0.89)	(0.97)	(1.01)	(1.09)
Net asset value, end of period	$18.86	$17.31	$18.40	$22.51	$21.26	$22.02
Total return (c)	11.94%	(0.76)%	(14.67)%	10.56%	1.32%	11.44%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 666	$ 605	$ 690	$ 738	$ 683	$ 792
Ratio of total expenses to average net assets	5.21% (d) (e)	4.47% (e)	4.53%	4.45%	4.20%	4.46%
Ratio of net expenses to average net assets	1.66% (d) (e)	1.66% (e)	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	5.16% (d)	5.27%	4.29%	3.90%	4.51%	5.02%
Portfolio turnover rate	20%	38%	30%	38%	46%	41%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)
Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution and service fees of 0.50%, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
(e)	For the six months ended April 30, 2024 and the year ended October 31, 2023, ratios reflect extraordinary legal expenses of 0.01%, which are not included in the expense cap.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Preferred Securities and Income Fund
April 30, 2024 (Unaudited)
1. Organization
First Trust Preferred Securities and Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s investment objective seeks to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2024 (Unaudited)
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2024 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
The Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. The overnight and 12-month USD LIBOR settings permanently ceased as of June 30, 2023. The FCA announced that the 1-, 3- and 6-month USD LIBOR settings will continue to be published using a synthetic methodology to serve as a fallback for non-U.S. contracts until September 2024. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of the Secured Overnight Financing Rate (“SOFR”) as a replacement rate. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2024, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2024 (Unaudited)
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	10/04/16	300,000	$93.63	$310,125	$280,875	0.13%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	1,000,000	98.24	1,000,000	982,405	0.45
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	07/23/14-03/20/15	1,305,000	98.41	1,332,249	1,284,290	0.59
				$2,642,374	$2,547,570	1.17%
D. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2023, was as follows:
Distributions paid from:
Ordinary income	$12,252,517
Capital gains	—
Return of capital	—
As of October 31, 2023, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$346,309
Undistributed capital gains	—
Total undistributed earnings	346,309
Accumulated capital and other losses	(27,505,644)
Net unrealized appreciation (depreciation)	(35,771,563)
Total accumulated earnings (losses)	(62,930,898)
Other	—
Paid-in capital	260,526,254
Total net assets	$197,595,356
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2024 (Unaudited)
when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Fund had $27,505,644 of non-expiring of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2023, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$231,583,696	$3,464,537	$(19,724,653)	$(16,260,116)
F. Expenses
The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
Stonebridge, a majority-owned affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of the Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
First Trust Capital Partners, LLC, an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
First Trust and Stonebridge have agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) through February 28, 2025 and then from exceeding 1.50% from March 1, 2025 through February 28, 2034 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust and Stonebridge are subject to recovery on the Fund’s class level, if applicable, by First Trust and Stonebridge for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2024 and the expenses borne by First Trust and Stonebridge subject to recovery were as follows:

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2024 (Unaudited)
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Six Months Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2023	Six Months Ended April 30, 2024	Total
$ 32,942	$ —	$ 18,881	$ 41,224	$ 36,989	$ 32,942	$ 130,036
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNYM”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNYM is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNYM is responsible for custody of the Fund’s assets. BNYM IS and BNYM are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Value	Shares	Value
Sales:
Class A	249,334	$4,661,212	700,969	$12,677,334
Class C	51,882	978,882	165,334	3,076,384
Class F	286,764	5,437,902	337,020	6,170,657
Class I	2,036,419	37,798,996	4,036,891	75,765,632
Class R3	1,552	28,925	3,084	55,791
Total Sales	2,625,951	$48,905,917	5,243,298	$97,745,798
Dividend Reinvestment:
Class A	54,863	$1,033,687	110,098	$2,007,862
Class C	28,398	539,341	71,418	1,316,499
Class F	4,275	82,222	4,480	81,585
Class I	203,776	3,874,235	414,158	7,616,976
Class R3	563	10,559	1,150	20,920
Total Dividend Reinvestment	291,875	$5,540,044	601,304	$11,043,842

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2024 (Unaudited)
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Value	Shares	Value
Redemptions:
Class A	(531,263)	$(9,894,096)	(663,878)	$(12,161,614)
Class C	(256,618)	(4,825,820)	(750,895)	(13,672,700)
Class F	(21,808)	(415,857)	(333,838)	(6,012,421)
Class I	(1,933,322)	(35,945,603)	(5,310,156)	(98,231,767)
Class R3	(1,785)	(33,517)	(6,762)	(121,138)
Total Redemptions	(2,744,796)	$(51,114,893)	(7,065,529)	$ (130,199,640)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2024, were $44,642,381 and $42,957,750, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.50% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
Effective February 28, 2024, the Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV and First Trust Variable Insurance Trust, entered into a new Credit Agreement with BNYM as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNYM charges on behalf of the lenders a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. Prior to February 28, 2024, the Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV had a $550 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Scotia charged a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2024.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Preferred Securities and Income Fund
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will

Additional Information (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2024 (Unaudited)
decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Additional Information (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2024 (Unaudited)
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.  The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4:  highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments.  The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds.  The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program.  Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period.  The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897
ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust/Confluence
Small Cap Value Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2024

First Trust/Confluence Small Cap Value Fund
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Confluence Investment Management LLC (“Confluence” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Confluence Small Cap Value Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of First Trust and Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust/Confluence Small Cap Value Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust/Confluence Small Cap Value Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust/Confluence Small Cap Value Fund
“AT A GLANCE”
As of April 30, 2024 (Unaudited)

Fund Statistics
First Trust/Confluence Small Cap Value Fund	Net Asset Value (NAV)
Class A (FOVAX)	$28.03
Class C (FOVCX)	$23.23
Class I (FOVIX)	$29.42

Sector Allocation	% of Total Long-Term Investments
Industrials	25.1%
Financials	22.0
Consumer Staples	16.3
Consumer Discretionary	10.5
Health Care	6.8
Information Technology	6.2
Communication Services	4.2
Materials	3.5
Utilities	3.3
Energy	2.1
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
TripAdvisor, Inc.	4.2%
Hagerty, Inc., Class A	3.9
I3 Verticals, Inc., Class A	3.8
Edgewell Personal Care Co.	3.6
AZEK (The) Co., Inc.	3.6
John B. Sanfilippo & Son, Inc.	3.6
Gates Industrial Corp. PLC	3.6
Ecovyst, Inc.	3.5
Sapiens International Corp., N.V.	3.5
UFP Technologies, Inc.	3.4
Total	36.7%

First Trust/Confluence Small Cap Value Fund
“AT A GLANCE” (Continued)
As of April 30, 2024 (Unaudited)
Performance of a $10,000 Investment
This chart compares your Fund’s Class I performance to that of the Russell 2000® Value Index, the Russell 2000® Index and the Russell 3000® Index from 10/31/2013 through 4/30/2024.

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$32,927
$20,698
$19,609
$17,491
10/31/13
4/30/14
10/31/14
4/30/15
10/31/15
4/30/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
First Trust/Confluence Small Cap Value Fund - Class I Shares
Russell 2000® Value Index ("R2000V")
Russell 2000® Index ("R2000")
Russell 3000® Index ("R3000")

Performance as of April 30, 2024
	Class A Inception 2/24/2011		Class C Inception 3/2/2011		Class I Inception 1/11/2011	R2000V*	R2000*	R3000*
Cumulative Total Returns	w/o sales charge	w/max 5.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charge	w/o sales charge	w/o sales charge
6 Months	13.12%	6.92%	12.67%	11.67%	13.29%	18.09%	19.66%	21.09%
1 Year	3.83%	-1.86%	3.00%	2.00%	4.12%	14.03%	13.32%	22.30%
Average Annual Total Returns
5 Years	1.22%	0.08%	0.45%	0.45%	1.57%	5.96%	5.83%	12.43%
10 Years	5.23%	4.64%	4.43%	4.43%	5.45%	6.45%	7.22%	11.81%
Since Inception	6.60%	6.14%	5.49%	5.49%	6.90%	7.90%	8.55%	12.57%
* Since inception return is based on the Class I Shares inception date.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 5.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.

Portfolio Management
First Trust/Confluence Small Cap Value Fund
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust/Confluence Small Cap Value Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Confluence Investment Management LLC, a registered investment advisor (“Confluence” or the “Sub-Advisor”), located in St. Louis, Missouri, serves as the sub-advisor to the Fund. The investment professionals at Confluence have an average of over 20 years of portfolio management experience each. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.
Portfolio Management Team
Mark Keller, CFA - Chief Executive Officer and Chief Investment Officer of Confluence
Daniel Winter, CFA - Senior Vice President and Chief Investment Officer - Value Equity of Confluence
Thomas Dugan, CFA - Vice President and Portfolio Manager of Confluence
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Mark Keller and Daniel Winter have served as a part of the portfolio management team of the Fund since 2011. Thomas Dugan has served as a part of the portfolio management team of the Fund since 2015.

First Trust/Confluence Small Cap Value Fund
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of the First Trust/Confluence Small Cap Value Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period 11/1/2023 - 4/30/2024 (a)	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period 11/1/2023 - 4/30/2024 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 1,131.20	$ 8.48	$ 1,000.00	$ 1,016.91	$ 8.02	1.60%
Class C	$ 1,000.00	$ 1,126.70	$ 12.43	$ 1,000.00	$ 1,013.18	$ 11.76	2.35%
Class I	$ 1,000.00	$ 1,132.90	$ 7.16	$ 1,000.00	$ 1,018.15	$ 6.77	1.35%

(a)
Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

(b)	These expense ratios reflect expense caps.

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
April 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 100.0%
	Automobiles – 3.1%
10,953	Winnebago Industries, Inc.	$674,486
	Beverages – 2.9%
8,028	MGP Ingredients, Inc.	629,716
	Building Products – 6.8%
17,122	AZEK (The) Co., Inc. (a)	781,448
51,484	Hayward Holdings, Inc. (a)	699,153
		1,480,601
	Capital Markets – 3.0%
2,305	Morningstar, Inc.	651,508
	Chemicals – 3.5%
81,585	Ecovyst, Inc. (a)	769,347
	Electrical Equipment – 1.9%
14,140	Allient, Inc.	415,575
	Energy Equipment & Services – 2.1%
29,392	Core Laboratories, Inc.	464,394
	Financial Services – 5.6%
19,577	Cannae Holdings, Inc. (a)	380,773
36,651	I3 Verticals, Inc., Class A (a)	832,344
		1,213,117
	Food Products – 6.8%
5,149	J&J Snack Foods Corp.	706,906
7,779	John B. Sanfilippo & Son, Inc.	775,566
		1,482,472
	Ground Transportation – 3.1%
39,941	Marten Transport Ltd.	675,802
	Health Care Equipment & Supplies – 6.8%
10,675	CONMED Corp.	725,686
3,639	UFP Technologies, Inc. (a)	749,416
		1,475,102
	Household Durables – 3.0%
1,785	Cavco Industries, Inc. (a)	650,115
	Household Products – 3.0%
8,032	Spectrum Brands Holdings, Inc.	657,580
	Insurance – 13.4%
7,825	Brown & Brown, Inc.	638,051
28,083	BRP Group, Inc., Class A (a)	748,131
94,918	Hagerty, Inc., Class A (a)	849,516
11,048	Stewart Information Services Corp.	685,086
		2,920,784
	Interactive Media & Services – 4.2%
34,677	TripAdvisor, Inc. (a)	913,045
Shares	Description	Value

	IT Services – 2.7%
12,441	Perficient, Inc. (a)	$587,962
	Leisure Products – 1.4%
38,053	American Outdoor Brands, Inc. (a)	297,574
	Machinery – 13.3%
43,966	Gates Industrial Corp. PLC (a)	774,681
7,230	John Bean Technologies Corp.	644,121
2,708	Kadant, Inc.	741,423
3,037	RBC Bearings, Inc. (a)	742,698
		2,902,923
	Personal Care Products – 3.6%
20,802	Edgewell Personal Care Co.	782,571
	Software – 3.5%
24,415	Sapiens International Corp., N.V.	751,982
	Textiles, Apparel & Luxury Goods – 3.0%
26,056	Movado Group, Inc.	663,646
	Water Utilities – 3.3%
13,047	SJW Group	710,409
	Total Common Stocks	21,770,711
	(Cost $18,241,886)
MONEY MARKET FUNDS – 0.1%
18,132	Dreyfus Cash Management Fund, Institutional Shares - 5.26% (b)	18,148
	(Cost $18,148)
	Total Investments – 100.1%	21,788,859
	(Cost $18,260,034)
	Net Other Assets and Liabilities – (0.1)%	(11,917)
	Net Assets – 100.0%	$21,776,942

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$21,770,711	$21,770,711	$—	$—
Money Market Funds	18,148	18,148	—	—
Total Investments	$21,788,859	$21,788,859	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$ 21,788,859
Cash	85
Receivables:
Fund shares sold	20,369
Dividends	908
Interest	441
Prepaid expenses	34,353
Total Assets	21,845,015
LIABILITIES:
Payables:
Audit and tax fees	25,492
Fund shares redeemed	17,974
Transfer agent fees	7,494
Shareholder reporting fees	5,494
Custodian fees	2,430
Commitment and administrative agency fees	2,354
Registration fees	2,045
Trustees’ fees and expenses	1,649
Investment advisory fees	1,304
Financial reporting fees	746
12b-1 distribution and service fees	619
Administrative fees	50
Other liabilities	422
Total Liabilities	68,073
NET ASSETS	$21,776,942
NET ASSETS consist of:
Paid-in capital	$ 17,993,972
Par value	7,454
Accumulated distributable earnings (loss)	3,775,516
NET ASSETS	$21,776,942
Investments, at cost	$18,260,034
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $1,991,784 and 71,065 shares of beneficial interest issued and outstanding)	$28.03
Maximum sales charge (5.50% of offering price)	1.63
Maximum offering price to public	$29.66
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $210,513 and 9,062 shares of beneficial interest issued and outstanding)	$23.23
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $19,574,645 and 665,312 shares of beneficial interest issued and outstanding)	$29.42
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$ 90,382
Interest	2,545
Total investment income	92,927
EXPENSES:
Investment advisory fees	113,847
Transfer agent fees	48,552
Registration fees	23,516
Audit and tax fees	22,979
Commitment and administrative agency fees	19,160
Shareholder reporting fees	15,176
Trustees’ fees and expenses	10,897
Financial reporting fees	4,601
Legal fees	4,308
12b-1 distribution and/or service fees:
Class A	2,727
Class C	1,497
Custodian fees	1,545
Listing expense	688
Administrative fees	(1,734)
Other	(3,015)
Total expenses	264,744
Fees waived and expenses reimbursed by the investment advisor	(106,827)
Net expenses	157,917
NET INVESTMENT INCOME (LOSS)	(64,990)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	320,437
Net change in unrealized appreciation (depreciation) on investments	2,445,465
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,765,902
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,700,912
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$ (64,990)	$ (27,765)
Net realized gain (loss)	320,437	351,667
Net change in unrealized appreciation (depreciation)	2,445,465	(1,820,720)
Net increase (decrease) in net assets resulting from operations	2,700,912	(1,496,818)
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(33,267)	(356,896)
Class C Shares	(6,665)	(89,342)
Class I Shares	(285,077)	(2,674,023)
Total distributions to shareholders from investment operations	(325,009)	(3,120,261)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	2,515,389	4,264,267
Proceeds from shares reinvested	324,297	3,103,810
Cost of shares redeemed	(4,256,012)	(9,599,221)
Net increase (decrease) in net assets resulting from capital transactions	(1,416,326)	(2,231,144)
Total increase (decrease) in net assets	959,577	(6,848,223)
NET ASSETS:
Beginning of period	20,817,365	27,665,588
End of period	$21,776,942	$20,817,365
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights
For a Share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
Class A Shares		2023	2022	2021	2020	2019
Net asset value, beginning of period	$ 25.15	$ 30.64	$ 37.10	$ 26.75	$ 30.95	$ 33.98
Income from investment operations:
Net investment income (loss) (a)	(0.11)	(0.08)	(0.14)	(0.16)	(0.10)	(0.08)
Net realized and unrealized gain (loss)	3.41	(1.76)	(5.97)	10.51	(4.10)	0.83
Total from investment operations	3.30	(1.84)	(6.11)	10.35	(4.20)	0.75
Distributions paid to shareholders from:
Net realized gain	(0.42)	(3.65)	(0.35)	—	—	(3.78)
Net asset value, end of period	$28.03	$25.15	$30.64	$37.10	$26.75	$30.95
Total return (b)	13.12%	(6.78)%	(16.65)%	38.69%	(13.57)%	4.77%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,992	$ 2,234	$ 3,164	$ 4,381	$ 3,326	$ 8,612
Ratio of total expenses to average net assets	3.45% (c)	3.04%	2.61%	2.41%	2.69%	2.66%
Ratio of net expenses to average net assets	1.60% (c)	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets	(0.78)% (c)	(0.30)%	(0.42)%	(0.45)%	(0.34)%	(0.28)%
Portfolio turnover rate	12%	21%	17%	16%	18%	25%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
Class C Shares		2023	2022	2021	2020	2019
Net asset value, beginning of period	$ 20.99	$ 26.34	$ 32.19	$ 23.29	$ 27.30	$ 30.61
Income from investment operations:
Net investment income (loss) (a)	(0.18)	(0.25)	(0.35)	(0.37)	(0.26)	(0.27)
Net realized and unrealized gain (loss)	2.84	(1.45)	(5.15)	9.27	(3.75)	0.74
Total from investment operations	2.66	(1.70)	(5.50)	8.90	(4.01)	0.47
Distributions paid to shareholders from:
Net realized gain	(0.42)	(3.65)	(0.35)	—	—	(3.78)
Net asset value, end of period	$23.23	$20.99	$26.34	$32.19	$23.29	$27.30
Total return (b)	12.67%	(7.48)%	(17.27)%	38.21%	(14.65)%	4.33%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 210	$ 379	$ 664	$ 1,488	$ 1,811	$ 2,671
Ratio of total expenses to average net assets	11.00% (c)	6.39%	4.76%	3.76%	4.06%	3.87%
Ratio of net expenses to average net assets	2.35% (c)	2.35%	2.35%	2.35%	2.35%	2.35%
Ratio of net investment income (loss) to average net assets	(1.53)% (c)	(1.05)%	(1.18)%	(1.19)%	(1.05)%	(1.03)%
Portfolio turnover rate	12%	21%	17%	16%	18%	25%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
Class I Shares		2023	2022	2021	2020	2019
Net asset value, beginning of period	$ 26.35	$ 31.85	$ 38.47	$ 27.63	$ 31.76	$ 34.65
Income from investment operations:
Net investment income (loss) (a)	(0.08)	(0.02)	(0.06)	(0.08)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	3.57	(1.83)	(6.21)	10.92	(4.10)	0.90
Total from investment operations	3.49	(1.85)	(6.27)	10.84	(4.13)	0.89
Distributions paid to shareholders from:
Net realized gain	(0.42)	(3.65)	(0.35)	—	—	(3.78)
Net asset value, end of period	$29.42	$26.35	$31.85	$38.47	$27.63	$31.76
Total return (b)	13.29%	(6.56)%	(16.45)%	39.23%	(13.00)%	5.14%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 19,575	$ 18,204	$ 23,838	$ 45,719	$ 29,487	$ 15,747
Ratio of total expenses to average net assets	2.08% (c)	2.18%	1.79%	1.65%	1.96%	2.22%
Ratio of net expenses to average net assets	1.35% (c)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	(0.53)% (c)	(0.06)%	(0.16)%	(0.21)%	(0.11)%	(0.02)%
Portfolio turnover rate	12%	21%	17%	16%	18%	25%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
See Notes to Financial Statements

Notes to Financial Statements
First Trust/Confluence Small Cap Value Fund
April 30, 2024 (Unaudited)
1. Organization
First Trust/Confluence Small Cap Value Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s investment objective seeks to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of U.S. listed companies with small market capitalizations (“Small-Cap Companies”) at the time of investment that Confluence Investment Management LLC (“Confluence” or the “Sub-Advisor”) believes have produced solid returns over extended periods of time. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2024 (Unaudited)
reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
The Fund may hold real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2024 (Unaudited)
Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2023, was as follows:
Distributions paid from:
Ordinary income	$—
Capital gains	3,120,261
Return of capital	—
As of October 31, 2023, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	318,312
Total undistributed earnings	318,312
Accumulated capital and other losses	—
Net unrealized appreciation (depreciation)	1,081,301
Total accumulated earnings (losses)	1,399,613
Other	—
Paid-in capital	19,417,752
Total net assets	$20,817,365
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, the Fund had no non-expiring net capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2023, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2024 (Unaudited)
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$18,260,034	$4,681,104	$(1,152,279)	$3,528,825
E. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
Confluence serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly sub-advisory fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
First Trust and Confluence have agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) through February 28, 2025 and then from exceeding 1.70% from March 1, 2025 through February 28, 2034 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust and Confluence are subject to recovery on the Fund’s class level, if applicable, by First Trust and Confluence for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2024 and the expenses borne by First Trust and Confluence subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Six Months Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2023	Six Months Ended April 30, 2024	Total
$ 106,827	$ —	$ 88,321	$ 206.310	$ 252,730	$ 106,827	$ 654,188
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNYM”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNYM is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNYM is responsible for custody of the Fund’s assets. BNYM IS and BNYM are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2024 (Unaudited)
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Value	Shares	Value
Sales:
Class A	5,134	$145,215	34,525	$864,904
Class C	260	6,040	2,477	60,053
Class I	79,575	2,364,134	112,709	3,339,310
Total Sales	84,969	$2,515,389	149,711	$4,264,267
Dividend Reinvestment:
Class A	1,172	$33,129	12,950	$349,645
Class C	279	6,561	3,939	89,342
Class I	9,602	284,607	94,430	2,664,823
Total Dividend Reinvestment	11,053	$324,297	111,319	$3,103,810
Redemptions:
Class A	(24,064)	$(679,461)	(61,933)	$(1,588,327)
Class C	(9,556)	(217,467)	(13,545)	(320,603)
Class I	(114,770)	(3,359,084)	(264,629)	(7,690,291)
Total Redemptions	(148,390)	$(4,256,012)	(340,107)	$(9,599,221)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2024, were $2,601,644 and $4,411,020, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
Effective February 28, 2024, the Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV and First Trust Variable Insurance Trust, entered into a new Credit Agreement with BNYM as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNYM charges on behalf of the lenders a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. Prior to February 28, 2024, the Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV had a $550 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Scotia charged a commitment fee of 0.25% of the daily amount of the excess of the commitment amount

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2024 (Unaudited)
over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2024.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust/Confluence Small Cap Value Fund
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will

Additional Information (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2024 (Unaudited)
decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Additional Information (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2024 (Unaudited)
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
20 Allen Avenue, Suite 300
Saint Louis, MO 63119
ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Short Duration High Income Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2024

First Trust Short Duration High Income Fund
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Short Duration High Income Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Short Duration High Income Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Short Duration High Income Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust Short Duration High Income Fund
“AT A GLANCE”
As of April 30, 2024 (Unaudited)

Fund Statistics
First Trust Short Duration High Income Fund	Net Asset Value (NAV)
Class A (FDHAX)	$17.95
Class C (FDHCX)	$17.94
Class I (FDHIX)	$17.95

Credit Quality(1)	% of Senior Loans and other Debt Securities(2)
BBB	0.6%
BBB-	6.2
BB+	4.3
BB	9.3
BB-	7.3
B+	14.8
B	27.6
B-	15.4
CCC+	10.2
CCC	1.6
CCC-	0.6
Not Rated	2.1
Total	100.0%

Top 10 Issuers	% of Senior Loans and other Securities(2)
Open Text Corporation (GXS)	3.6%
SS&C Technologies Holdings, Inc.	3.1
Nexstar Broadcasting, Inc.	2.8
Go Daddy Operating Co., LLC/GD Finance Co, Inc.	2.6
Alliant Holdings I, LLC	2.6
1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s)	2.5
Verscend Technologies, Inc. (Cotiviti)	2.4
HUB International Ltd.	2.1
Gainwell Acquisition Corp. (fka Milano)	2.0
United Rentals North America, Inc.	2.0
Total	25.7%

Industry Classification	% of Senior Loans and Other Securities(2)
Software	21.2%
Insurance	13.9
Media	8.6
Health Care Technology	7.5
Hotels, Restaurants & Leisure	7.2
Containers & Packaging	6.6
IT Services	3.9
Commercial Services & Supplies	3.7
Diversified Telecommunication Services	3.0
Trading Companies & Distributors	3.0
Automobile Components	2.5
Food Products	2.4
Health Care Providers & Services	2.1
Capital Markets	1.7
Specialty Retail	1.4
Machinery	1.3
Professional Services	1.3
Pharmaceuticals	1.1
Consumer Finance	1.1
Household Products	1.0
Electronic Equipment, Instruments & Components	1.0
Diversified Financial Services	0.8
Aerospace & Defense	0.8
Building Products	0.7
Construction & Engineering	0.5
Food Staples & Retailing	0.4
Industrial Conglomerates	0.4
Health Care Equipment & Supplies	0.4
Diversified Consumer Services	0.2
Railroad	0.2
Leisure Products	0.1
Life Sciences Tools & Services	0.0*
Total	100.0%

*	Amount is less than 0.1%.

Dividend Distributions	A Shares	C Shares	I Shares
Current Monthly Distribution per Share(3)	$0.1212	$0.1098	$0.125
Current Distribution Rate on NAV(4)	8.10%	7.34%	8.36%

(1)
The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
(2)
Percentages are based on long-term positions. Money market funds are excluded.
(3)
Most recent distribution paid through April 30, 2024. Subject to change in the future.
(4)
Distribution rates are calculated by annualizing the most recent distribution paid through the report date and then dividing by NAV as of April 30, 2024. Subject to change in the future.

First Trust Short Duration High Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2024 (Unaudited)
Performance of a $10,000 Investment
This chart compares your Fund’s Class I performance to that of the ICE BofA US High Yield Constrained Index, the Morningstar® LSTA® US Leveraged Loan Index, Bloomberg US Aggregate Bond Index and the Blended Index(5).

$18,000
$16,000
$14,000
$12,000
$10,000
$16,031
$15,949
$15,781
$14,435
$11,463
10/31/13
4/30/14
10/31/14
4/30/15
10/31/15
4/30/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
First Trust Short Duration High Income Fund - Class I Shares
ICE BofA US High Yield Constrained Index ("HUC0")
Morningstar® LSTA® US Leveraged Loan Index ("SPBDAL")
Blended Index
Bloomberg US Aggregate Bond Index

(5)
The Blended Index return is a 50/50 split between the ICE BofA US High Yield Constrained Index and the Morningstar® LSTA® US Leveraged Loan Index returns. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above.  At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month.  The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.

First Trust Short Duration High Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2024 (Unaudited)

Performance as of April 30, 2024
	A Shares Inception 11/1/2012		C Shares Inception 11/1/2012		I Shares Inception 11/1/2012	Blended Index*	HUC0*	SPBDAL*	Bloomberg US Aggregate Bond Index
Cumulative Total Returns	w/o sales charge	w/max 3.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charge	w/o sales charge	w/o sales charge	w/o sales charge
6 Months	5.61%	1.93%	5.17%	4.17%	5.75%	7.52%	8.96%	6.05%	4.97%
1 Year	8.62%	4.81%	7.76%	6.76%	8.89%	10.50%	8.93%	12.03%	(1.47)%
Average Annual Total Returns
5 Years	3.06%	2.33%	2.28%	2.28%	3.32%	4.43%	3.52%	5.26%	(0.16)%
10 Years	3.27%	2.90%	2.50%	2.50%	3.53%	4.42%	4.18%	4.60%	1.20%
Since Inception	3.70%	3.38%	2.92%	2.92%	3.95%	4.76%	4.81%	4.67%	1.11%
30-Day SEC Yield(6)	7.39%		6.91%		7.92%	N/A	N/A	N/A	N/A
* Since inception return is based on inception date of the Fund.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total returns with sales charges include payment of the maximum sales charge of 3.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and Rule 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.

(6)
30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund’s expense ratio and generating a higher yield.

Portfolio Management
First Trust Short Duration High Income Fund
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
The First Trust Advisors L.P. (“First Trust”) Leveraged Finance Team is comprised of 18 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2024, the First Trust Leveraged Finance Team managed or supervised approximately $6.1 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, and five exchange-traded funds on behalf of retail and institutional clients.
Portfolio Management Team
William Housey, CFA – Managing Director of Fixed Income and Senior Portfolio Manager
Jeffrey Scott, CFA – Senior Vice President and Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the First Trust Short Duration High Income Fund (the “Fund”). Mr. Housey has served as a part of the portfolio management team of the Fund since 2013, while Mr. Scott has served as part of the portfolio management team of the Fund since 2020.

First Trust Short Duration High Income Fund
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of the First Trust Short Duration High Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period 11/1/2023 - 4/30/2024 (a)	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period 11/1/2023 - 4/30/2024 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 1,056.10	$ 6.39	$ 1,000.00	$ 1,018.65	$ 6.27	1.25%
Class C	$ 1,000.00	$ 1,051.70	$ 10.20	$ 1,000.00	$ 1,014.92	$ 10.02	2.00%
Class I	$ 1,000.00	$ 1,057.50	$ 5.12	$ 1,000.00	$ 1,019.89	$ 5.02	1.00%

(a)
Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

(b)	These expense ratios reflect expense caps.

First Trust Short Duration High Income Fund
Portfolio of Investments
April 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 44.1%
	Aerospace & Defense – 0.8%
$111,000	Transdigm, Inc. (a)	6.75%	08/15/28	$111,611
196,000	Transdigm, Inc. (a)	6.38%	03/01/29	194,748
288,000	Transdigm, Inc. (a)	6.63%	03/01/32	287,870
				594,229
	Agricultural Products & Services – 0.3%
316,000	Lamb Weston Holdings (a)	4.38%	01/31/32	274,069
	Alternative Carriers – 0.7%
547,000	Level 3 Financing, Inc. (a)	11.00%	11/15/29	558,897
	Application Software – 2.2%
530,000	Alteryx, Inc. (a)	8.75%	03/15/28	538,923
193,800	LogMeIn, Inc. (GoTo Group, Inc.) (a)	5.50%	05/01/28	165,835
193,800	LogMeIn, Inc. (GoTo Group, Inc.) (a)	5.50%	05/01/28	130,100
228,000	RingCentral, Inc. (a)	8.50%	08/15/30	232,236
665,000	Ultimate Kronos Group (UKG, Inc.) (a)	6.88%	02/01/31	666,686
				1,733,780
	Automotive Parts & Equipment – 0.9%
676,000	Caliber Collision (Wand NewCo 3, Inc.) (a)	7.63%	01/30/32	687,793
	Automotive Retail – 0.3%
250,000	Mavis Tire Express Services Topco Corp. (a)	6.50%	05/15/29	231,850
	Broadcasting – 5.7%
785,000	iHeartCommunications, Inc.	8.38%	05/01/27	421,951
625,000	iHeartCommunications, Inc. (a)	4.75%	01/15/28	446,850
2,258,000	Nexstar Broadcasting, Inc. (a)	5.63%	07/15/27	2,125,177
57,000	Sinclair Television Group, Inc. (a)	5.13%	02/15/27	51,361
1,157,000	Sirius XM Radio, Inc. (a)	3.13%	09/01/26	1,077,897
500,000	Tegna, Inc.	4.63%	03/15/28	452,471
				4,575,707
	Building Products – 0.5%
91,000	American Builders & Contractors Supply Co, Inc. (a)	4.00%	01/15/28	83,846
320,000	Builders FirstSource, Inc. (a)	6.38%	03/01/34	314,462
				398,308
	Cable & Satellite – 1.5%
200,000	Cablevision (aka CSC Holdings, LLC) (a)	11.25%	05/15/28	177,102
1,451,000	Cablevision (aka CSC Holdings, LLC) (a)	5.75%	01/15/30	637,548
—	CCO Holdings, LLC/CCO Holdings Capital Corp. (a)	5.13%	05/01/27	0
433,000	Charter Communications Operating, LLC (a)	6.38%	09/01/29	397,224
				1,211,874
	Casinos & Gaming – 2.2%
50,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (a)	4.63%	01/15/29	45,272
369,000	Golden Nugget, Inc. (Fertitta Entertainment, LLC) (a)	6.75%	01/15/30	321,293
1,000,000	VICI Properties 1, LLC (a)	5.75%	02/01/27	992,405
445,000	VICI Properties, LP	5.75%	04/01/34	428,529
				1,787,499
	Commercial Printing – 0.3%
250,000	Multi-Color Corp. (LABL, Inc.) (a)	10.50%	07/15/27	245,813
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Construction & Engineering – 0.4%
$356,000	Advanced Drainage Systems, Inc. (a)	6.38%	06/15/30	$354,247
	Consumer Finance – 1.0%
839,000	FirstCash, Inc. (a)	6.88%	03/01/32	829,444
	Environmental & Facilities Services – 0.6%
500,000	Waste Pro USA, Inc. (a)	5.50%	02/15/26	489,632
	Food Distributors – 0.4%
316,000	US Foods, Inc. (a)	7.25%	01/15/32	323,068
	Health Care Supplies – 0.4%
62,000	Medline Borrower LP/Medline Co-Issuer, Inc. (a)	6.25%	04/01/29	61,681
250,000	Medline Borrower, LP (a)	5.25%	10/01/29	232,958
				294,639
	Health Care Technology – 1.2%
965,000	Verscend Technologies, Inc. (Cotiviti) (a)	9.75%	08/15/26	965,000
	Hotels, Resorts & Cruise Lines – 0.1%
106,000	Vail Resorts, Inc. (a)	6.50%	05/15/32	106,289
	Household Products – 0.9%
739,000	Energizer Spinco, Inc (a)	6.50%	12/31/27	730,717
	Human Resource & Employment Services – 0.5%
222,000	TriNet Group, Inc. (a)	7.13%	08/15/31	223,306
169,000	ZipRecruiter (a)	5.00%	01/15/30	148,844
				372,150
	Industrial Conglomerates – 0.4%
315,000	Hillenbrand, Inc.	6.25%	02/15/29	312,924
	Industrial Machinery & Supplies & Components – 0.2%
137,000	Copeland (Emerald Debt Merger Sub, LLC) (a)	6.63%	12/15/30	135,944
	Insurance Brokers – 5.2%
1,109,000	Alliant Holdings I, LLC (a)	6.75%	10/15/27	1,088,421
968,000	AmWINS Group, Inc. (a)	6.38%	02/15/29	956,885
215,000	AmWINS Group, Inc. (a)	4.88%	06/30/29	195,644
179,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	173,978
135,000	AssuredPartners, Inc. (a)	8.00%	05/15/27	135,165
280,000	AssuredPartners, Inc. (a)	7.50%	02/15/32	272,093
125,000	HUB International Limited (a)	7.25%	06/15/30	126,921
625,000	HUB International Limited (a)	7.38%	01/31/32	619,633
556,000	Panther Escrow Issuer, LLC (a)	7.13%	06/01/31	559,239
				4,127,979
	Integrated Telecommunication Services – 0.4%
526,000	Zayo Group Holdings, Inc. (a)	6.13%	03/01/28	351,075
	Internet Services & Infrastructure – 2.4%
1,850,000	Go Daddy Operating Company, LLC (a)	5.25%	12/01/27	1,787,894
168,000	Go Daddy Operating Company, LLC (a)	3.50%	03/01/29	149,150
				1,937,044
	Leisure Facilities – 0.1%
43,000	Six Flags Entertainment Corp / Six Flags Theme Parks, Inc. (a)	6.63%	05/01/32	42,859
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Leisure Products – 0.1%
$90,000	Amer Sports Company (a)	6.75%	02/16/31	$88,707
	Managed Health Care – 0.4%
385,000	Molina Healthcare, Inc. (a)	3.88%	05/15/32	322,475
	Metal, Glass & Plastic Containers – 3.1%
1,500,000	Berry Global, Inc. (a)	5.63%	07/15/27	1,464,467
1,000,000	Owens-Brockway Glass Container, Inc. (a)	6.63%	05/13/27	1,000,229
				2,464,696
	Packaged Foods & Meats – 2.0%
1,402,000	Post Holdings, Inc. (a)	6.25%	02/15/32	1,385,032
179,000	Shearer’s Foods, LLC (Fiesta Purchaser, Inc.) (a)	7.88%	03/01/31	182,538
				1,567,570
	Paper & Plastic Packaging Products & Materials – 1.9%
1,086,000	Graham Packaging Company, L.P. (a)	7.13%	08/15/28	982,112
161,000	Graphic Packaging International, LLC (a)	3.75%	02/01/30	140,265
282,000	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings) (a)	4.00%	10/15/27	261,918
108,000	Verde Purchaser, LLC (a)	10.50%	11/30/30	113,899
				1,498,194
	Pharmaceuticals – 0.5%
226,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	197,353
186,000	IQVIA, Inc. (a)	6.50%	05/15/30	187,076
				384,429
	Rail Transportation – 0.2%
129,000	Genesee & Wyoming, Inc. (a)	6.25%	04/15/32	128,373
	Research & Consulting Services – 0.6%
500,000	Clarivate Analytics PLC (a)	4.88%	07/01/29	455,871
42,000	Dun & Bradstreet Corp. (a)	5.00%	12/15/29	38,288
				494,159
	Specialized Finance – 0.2%
231,000	Radiate Holdco, LLC (Astound) (a)	4.50%	09/15/26	176,631
	Systems Software – 3.6%
258,000	BMC Software Finance, Inc. (Boxer Parent) (a)	9.13%	03/01/26	259,782
96,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	84,434
250,000	Oracle Corp.	6.15%	11/09/29	257,895
2,367,000	SS&C Technologies Holdings, Inc. (a)	5.50%	09/30/27	2,302,696
				2,904,807
	Trading Companies & Distributors – 1.9%
1,500,000	United Rentals, Inc. (a)	6.00%	12/15/29	1,486,129
	Total Corporate Bonds and Notes			35,189,000
	(Cost $36,883,588)
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 41.4%
	Application Software – 11.7%
$150,929	ConnectWise, LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	9.06%	09/30/28	$151,338
834,960	Epicor Software Corp., First Lien Term Loan C, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.68%	07/30/27	839,619
1,607,368	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.41%	10/01/27	1,537,552
754,381	Genesys Cloud Services Holdings, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.75% Floor	8.82%	12/01/27	758,757
1,035,283	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2nd Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 6.25%, 0.00% Floor	11.57%	02/23/29	1,027,131
23,185	ION Trading Technologies Limited, Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.15%	04/01/28	23,219
678,853	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.17%	04/30/28	649,153
592,995	LogMeIn, Inc. (GoTo Group, Inc.), First Lien Second Out TL, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.17%	04/30/28	454,753
690,723	McAfee Corp., Tranche B-1 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.18%	02/28/29	693,123
454,533	MH SUB I LLC, 2023 New Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.57%	05/03/28	453,603
131,768	N-Able, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.35%	04/17/28	132,015
737,362	Open Text Corp. (GXS), 2023 Replacement Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.17%	01/31/30	740,337
102,593	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.50% Floor	10.08%	10/26/30	103,099
1,165,811	SolarWinds Holdings, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.57%	02/05/27	1,170,550
551,117	Ultimate Kronos Group (UKG, Inc.), 2024 Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.81%	02/10/31	554,278
				9,288,527
	Asset Management & Custody Banks – 1.6%
765,179	Edelman Financial Center, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.75% Floor	8.93%	04/07/28	766,534
494,486	Edelman Financial Engines Center, LLC, Term Loan Second Lien, 1 Mo. CME Term SOFR + CSA + 6.75%, 0.00% Floor	12.18%	07/20/26	497,267
				1,263,801
	Automotive Retail – 0.5%
426,935	Mavis Tire Express Services Topco Corp., 2024 Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.07%	05/04/28	428,803
	Broadcasting – 0.9%
744,878	Sinclair Television Group, Term Loan B-2, 3 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	8.09%	09/30/26	694,505
	Building Products – 0.1%
99,965	Hunter Douglas, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.82%	02/25/29	99,447
	Casinos & Gaming – 0.7%
465,395	Golden Nugget, Inc. (Fertitta Entertainment, LLC), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.07%	01/29/29	466,996
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Casinos & Gaming (Continued)
$81,668	Scientific Games Holdings, L.P., Initial Dollar Term Loan, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.56%	04/04/29	$81,802
				548,798
	Commercial Printing – 0.8%
662,468	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	10.42%	10/29/28	649,758
	Education Services – 0.2%
158,779	Ascensus Holdings, Inc., First Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	08/02/28	158,878
	Electronic Equipment & Instruments – 0.9%
273,672	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.67%	11/03/28	273,766
489,705	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.59%	08/20/25	443,883
				717,649
	Health Care Facilities – 0.5%
186,458	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	08/24/28	187,216
207,690	IVC Evidensia (a.k.a. Vetstrategy Canada Holdings, Inc.), Facility B9, 3 Mo. CME Term SOFR + CSA + 5.50%, 0.50% Floor	10.81%	12/06/28	208,572
				395,788
	Health Care Services – 1.0%
614,861	CHG Healthcare Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	09/30/28	616,887
216,593	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.43%	11/01/28	217,311
				834,198
	Health Care Technology – 5.8%
978,686	athenahealth, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.57%	02/15/29	978,383
329,452	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	9.68%	12/16/25	329,348
307,904	Ensemble RCM, LLC, 2024 Refi Loan, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.33%	08/01/29	309,180
98,830	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), 2024 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.93%	03/10/28	99,098
1,084,447	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.68%	03/10/28	1,085,125
980,099	Navicure, Inc. (Waystar Technologies, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.32%	10/22/29	986,837
873,333	Verscend Technologies, Inc. (Cotiviti), Fixed Rate Term Loan, 1 Mo. CME Term SOFR + CSA + 0.00%, 0.00% Floor	7.63%	02/28/31	867,329
				4,655,300
	Industrial Machinery & Supplies & Components – 1.1%
97,364	Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	10/21/28	97,736
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Industrial Machinery & Supplies & Components (Continued)
$308,769	Filtration Group Corporation, 2023 Extended Term Loan, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.68%	10/21/28	$310,295
431,546	TK Elevator Newco, Inc., 2024 USD Refi Loan, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.79%	04/30/30	433,837
				841,868
	Insurance Brokers – 7.0%
838,628	Alliant Holdings I, LLC, Term Loan B-6, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.82%	11/06/30	842,905
81,663	BroadStreet Partners, Inc., 2023 Term B Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.07%	01/26/29	82,054
1,341,986	BroadStreet Partners, Inc., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.43%	01/27/27	1,346,086
2,014	HUB International Limited, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.57%	06/20/30	2,026
803,387	HUB International Limited, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.57%	06/20/30	808,356
33,339	Hyperion Insurance Group LTD, 2023 USD Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	9.32%	04/18/30	33,540
397,964	IMA Financial Group, Inc., Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.18%	11/01/28	399,041
1,144,018	OneDigital Borrower, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.67%	11/16/27	1,146,169
271,514	Truist Insurance Holdings, LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.09%	03/08/32	274,272
654,083	USI, Inc., 2023-B New Term Loan, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.30%	11/22/29	656,399
				5,590,848
	Integrated Telecommunication Services – 1.7%
1,078,169	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. CME Term SOFR + CSA + 3.69%, 0.00% Floor	9.28%	01/31/26	929,770
260,266	Numericable (Altice France SA or SFR), Term Loan B-13, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.57%	08/14/26	221,045
243,358	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 4.33%, 0.50% Floor	9.64%	03/09/27	215,588
				1,366,403
	IT Consulting & Other Services – 0.3%
248,744	CDK Global, Inc. (Central Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.31%	07/06/29	250,045
	Metal, Glass & Plastic Containers – 0.2%
58,018	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.32%	09/15/28	58,477
87,254	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.33%	09/15/28	87,945
				146,422
	Other Specialty Retail – 0.5%
491,817	Petco Animal Supplies, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.82%	03/04/28	427,126
	Paper & Plastic Packaging Products & Materials – 0.5%
71,133	Graham Packaging Company L.P., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.75% Floor	8.43%	08/04/27	71,378
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Paper & Plastic Packaging Products & Materials (Continued)
$312,725	Pactiv Evergreen Group Holdings, Inc., Tranche B-3 U.S. Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	09/24/28	$314,744
				386,122
	Pharmaceuticals – 0.6%
470,492	Parexel International Corp. (Phoenix Newco), First Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	11/15/28	472,522
	Property & Casualty Insurance – 1.0%
776,527	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.07%	02/24/28	780,608
	Research & Consulting Services – 0.2%
116,797	J.D. Power (Project Boost Purchaser, LLC), 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	05/30/26	117,235
26,984	J.D. Power (Project Boost Purchaser, LLC), 2021 Incremental Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	9.07%	05/30/26	27,085
				144,320
	Restaurants – 1.3%
1,019,460	IRB Holding Corp. (Arby’s/Inspire Brands), 2024 Replacement Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.75% Floor	8.17%	12/15/27	1,022,152
	Security & Alarm Services – 0.6%
498,731	Garda World Security Corp., 2024 Refi Term Loan, 3 Mo. CME Term SOFR + CSA + 4.25%, 0.00% Floor	9.58%	02/01/29	501,486
	Specialized Finance – 0.4%
366,883	Radiate Holdco, LLC, Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.68%	09/25/26	296,614
	Systems Software – 0.1%
102,612	SUSE (Marcel Bidco, LLC), 2024 Refi Term Loan B, Daily SOFR CME Term SOFR + CSA + 4.00%, 0.50% Floor	9.81%-9.86%	10/07/30	102,997
	Trading Companies & Distributors – 1.0%
711,615	SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	06/04/28	717,553
42,409	SRS Distribution, Inc., 2022 Refinancing Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.67%	06/04/28	42,757
				760,310
	Transaction & Payment Processing Services – 0.2%
157,000	Worldpay (GTCR W Merger Sub LLC/Boost Newco LLC), Initial USD Term Loan, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.31%	01/31/31	157,736
	Total Senior Floating-Rate Loan Interests			32,983,031
	(Cost $33,200,361)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 9.0%
	Application Software – 2.5%
1,000,000	Open Text Corporation (GXS) (a)	6.90%	12/01/27	1,021,891
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Application Software (Continued)
$1,019,000	Open Text Corporation (GXS) (a)	3.88%	02/15/28	$931,066
				1,952,957
	Automotive Parts & Equipment – 1.5%
1,206,000	Clarios Global, LP (Power Solutions) (a)	8.50%	05/15/27	1,209,850
	Casinos & Gaming – 0.0%
16,000	Flutter Treasury Designated Activity Co (a)	6.38%	04/29/29	16,054
	Environmental & Facilities Services – 0.4%
338,000	GFL Environmental, Inc. (a)	6.75%	01/15/31	341,155
	IT Consulting & Other Services – 0.5%
472,000	Elastic NV (a)	4.13%	07/15/29	420,781
	Metal, Glass & Plastic Containers – 0.6%
510,000	Trivium Packaging Finance B.V. (a)	5.50%	08/15/26	501,711
	Restaurants – 2.4%
2,200,000	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s) (a)	4.00%	10/15/30	1,898,697
	Security & Alarm Services – 0.6%
500,000	Garda World Security Corp. (a)	7.75%	02/15/28	505,994
	Transaction & Payment Processing Services – 0.5%
410,000	Paysafe Holdings (US) Corp. (a)	4.00%	06/15/29	360,850
	Total Foreign Corporate Bonds and Notes			7,208,049
	(Cost $7,191,850)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
26,696	Akorn, Inc. (d) (e) (f)	2,002
	(Cost $306,038)
RIGHTS – 0.0%
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (f) (g) (h) (i)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (f) (g) (h) (i)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS – 2.7%
2,112,267	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (j)	2,112,267
	(Cost $2,112,267)
	Total Investments – 97.2%	77,494,349
	(Cost $79,694,104)
	Net Other Assets and Liabilities – 2.8%	2,241,388
	Net Assets – 100.0%	$79,735,737

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $40,264,867 or 50.5% of net assets.

(b)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the
Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(c)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(d)	This issuer has filed for protection in bankruptcy court.
(e)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Note 2D - Restricted Securities in the Notes to Financial Statements).

(f)	Non-income producing security.
(g)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$35,189,000	$—	$35,189,000	$—
Senior Floating-Rate Loan Interests*	32,983,031	—	32,983,031	—
Foreign Corporate Bonds and Notes*	7,208,049	—	7,208,049	—
Common Stocks*	2,002	—	2,002	—
Rights*	— **	—	—	— **
Money Market Funds	2,112,267	2,112,267	—	—
Total Investments	$77,494,349	$2,112,267	$75,382,082	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$ 77,494,349
Cash	26,083
Receivables:
Investment securities sold	4,579,078
Interest	828,893
Fund shares sold	55,514
Prepaid expenses	2,391
Total Assets	82,986,308
LIABILITIES:
Payables:
Investment securities purchased	2,733,446
Fund shares redeemed	342,034
Investment advisory fees	41,880
Audit and tax fees	41,602
Distributions	22,543
Shareholder reporting fees	15,882
Transfer agent fees	12,708
12b-1 distribution and service fees	11,275
Custodian fees	10,237
Commitment fees	3,013
Administrative fees	1,828
Trustees’ fees and expenses	1,642
Financial reporting fees	746
Registration fees	434
Other liabilities	11,301
Total Liabilities	3,250,571
NET ASSETS	$79,735,737
NET ASSETS consist of:
Paid-in capital	$ 106,818,938
Par value	44,425
Accumulated distributable earnings (loss)	(27,127,626)
NET ASSETS	$79,735,737
Investments, at cost	$79,694,104
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $12,030,734 and 670,203 shares of beneficial interest issued and outstanding)	$17.95
Maximum sales charge (3.50% of offering price)	0.65
Maximum offering price to public	$18.60
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $10,949,424 and 610,470 shares of beneficial interest issued and outstanding)	$17.94
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $56,755,579 and 3,161,833 shares of beneficial interest issued and outstanding)	$17.95
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$ 3,581,654
Dividends	8
Other	890
Total investment income	3,582,552
EXPENSES:
Investment advisory fees	277,946
12b-1 distribution and/or service fees:
Class A	15,088
Class C	53,490
Transfer agent fees	68,314
Audit and tax fees	34,555
Administrative fees	30,110
Registration fees	26,262
Shareholder reporting fees	24,351
Commitment fees	21,307
Legal fees	13,911
Trustees’ fees and expenses	10,924
Custodian fees	6,262
Financial reporting fees	4,600
Other	4,125
Total expenses	591,245
Fees waived by the investment advisor	(95,057)
Net expenses	496,188
NET INVESTMENT INCOME (LOSS)	3,086,364
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(1,634,090)
Net change in unrealized appreciation (depreciation) on investments	3,433,402
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,799,312
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,885,676
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$ 3,086,364	$ 7,130,743
Net realized gain (loss)	(1,634,090)	(2,116,050)
Net change in unrealized appreciation (depreciation)	3,433,402	2,916,389
Net increase (decrease) in net assets resulting from operations	4,885,676	7,931,082
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(489,020)	(1,394,111)
Class C Shares	(393,286)	(661,808)
Class I Shares	(2,619,554)	(5,668,337)
Total distributions to shareholders from investment operations	(3,501,860)	(7,724,256)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	5,254,772	33,822,109
Proceeds from shares reinvested	3,330,378	7,380,605
Cost of shares redeemed	(20,596,293)	(89,419,857)
Net increase (decrease) in net assets resulting from capital transactions	(12,011,143)	(48,217,143)
Total increase (decrease) in net assets	(10,627,327)	(48,010,317)
NET ASSETS:
Beginning of period	90,363,064	138,373,381
End of period	$79,735,737	$90,363,064
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights
For a Share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
Class A Shares		2023	2022	2021	2020	2019
Net asset value, beginning of period	$ 17.69	$ 17.70	$ 19.57	$ 18.91	$ 19.31	$ 19.62
Income from investment operations:
Net investment income (loss) (a)	0.64	1.15	0.80	0.67	0.67	0.86
Net realized and unrealized gain (loss)	0.35	0.08	(1.91)	0.62	(0.28)	(0.32)
Total from investment operations	0.99	1.23	(1.11)	1.29	0.39	0.54
Distributions paid to shareholders from:
Net investment income	(0.73)	(1.24)	(0.76)	(0.63)	(0.71)	(0.85)
Return of capital	—	—	—	—	(0.08)	—
Total distributions	(0.73)	(1.24)	(0.76)	(0.63)	(0.79)	(0.85)
Net asset value, end of period	$17.95	$17.69	$17.70	$19.57	$18.91	$19.31
Total return (b)	5.61%	7.08%	(5.78)%	6.83%	2.11%	2.82%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 12,031	$ 14,143	$ 15,996	$ 17,823	$ 22,510	$ 37,836
Ratio of total expenses to average net assets	1.68% (c)	1.40%	1.27%	1.21%	1.25%	1.23%
Ratio of net expenses to average net assets	1.25% (c)	1.26% (d)	1.26% (d)	1.21%	1.25%	1.23%
Ratio of net investment income (loss) to average net assets	7.13% (c)	6.45%	4.30%	3.40%	3.56%	4.39%
Portfolio turnover rate	35%	51%	54%	90%	88%	37%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.50% or contingent deferred sales charge (CDSC). On purchases of $250,000 or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.23%.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
Class C Shares		2023	2022	2021	2020	2019
Net asset value, beginning of period	$ 17.68	$ 17.69	$ 19.56	$ 18.90	$ 19.30	$ 19.60
Income from investment operations:
Net investment income (loss) (a)	0.57	1.00	0.65	0.52	0.53	0.71
Net realized and unrealized gain (loss)	0.35	0.09	(1.90)	0.62	(0.28)	(0.31)
Total from investment operations	0.92	1.09	(1.25)	1.14	0.25	0.40
Distributions paid to shareholders from:
Net investment income	(0.66)	(1.10)	(0.62)	(0.48)	(0.58)	(0.70)
Return of capital	—	—	—	—	(0.07)	—
Total distributions	(0.66)	(1.10)	(0.62)	(0.48)	(0.65)	(0.70)
Net asset value, end of period	$17.94	$17.68	$17.69	$19.56	$18.90	$19.30
Total return (b)	5.17%	6.29%	(6.49)%	6.04%	1.35%	2.11%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 10,949	$ 10,628	$ 10,962	$ 16,375	$ 15,629	$ 20,802
Ratio of total expenses to average net assets	2.36% (c)	2.20%	2.02%	1.96%	2.00%	1.98%
Ratio of net expenses to average net assets	2.00% (c)	2.06% (d)	2.01% (d)	1.96%	2.00%	1.98%
Ratio of net investment income (loss) to average net assets	6.38% (c)	5.61%	3.49%	2.65%	2.79%	3.68%
Portfolio turnover rate	35%	51%	54%	90%	88%	37%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 2.02%.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
Class I Shares		2023	2022	2021	2020	2019
Net asset value, beginning of period	$ 17.69	$ 17.71	$ 19.59	$ 18.93	$ 19.33	$ 19.63
Income from investment operations:
Net investment income (loss) (a)	0.66	1.18	0.84	0.72	0.72	0.91
Net realized and unrealized gain (loss)	0.35	0.09	(1.92)	0.61	(0.28)	(0.31)
Total from investment operations	1.01	1.27	(1.08)	1.33	0.44	0.60
Distributions paid to shareholders from:
Net investment income	(0.75)	(1.29)	(0.80)	(0.67)	(0.75)	(0.90)
Return of capital	—	—	—	—	(0.09)	—
Total distributions	(0.75)	(1.29)	(0.80)	(0.67)	(0.84)	(0.90)
Net asset value, end of period	$17.95	$17.69	$17.71	$19.59	$18.93	$19.33
Total return (b)	5.75%	7.32%	(5.58)%	7.09%	2.37%	3.13%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 56,756	$ 65,592	$ 111,415	$ 135,604	$ 130,798	$ 101,163
Ratio of total expenses to average net assets	1.16% (c)	1.19%	1.02%	0.96%	1.00%	0.98%
Ratio of net expenses to average net assets	1.00% (c)	1.05% (d)	1.01% (d)	0.96%	1.00%	0.98%
Ratio of net investment income (loss) to average net assets	7.38% (c)	6.57%	4.52%	3.65%	3.78%	4.67%
Portfolio turnover rate	35%	51%	54%	90%	88%	37%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.01%.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Short Duration High Income Fund
April 30, 2024 (Unaudited)
1. Organization
First Trust Short Duration High Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund seeks to provide a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in high yield debt securities and bank loans that are rated below-investment grade or unrated. High yield debt securities are below-investment grade debt securities, commonly known as “junk bonds.” For purposes of determining whether a security is below-investment grade, the lowest available rating is used. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior Floating-Rate Loan interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities

(1)The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2024 (Unaudited)
exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2024 (Unaudited)
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. The overnight and 12-month USD LIBOR settings permanently ceased as of June 30, 2023. The FCA announced that the 1-, 3- and 6-month USD LIBOR settings will continue to be published using a synthetic methodology to serve as a fallback for non-U.S. contracts until September 2024. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of the Secured Overnight Financing Rate (“SOFR”) as a replacement rate. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. At April 30, 2024, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund had no unfunded loan commitments as of April 30, 2024.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2024 (Unaudited)
D. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2024, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	26,696	$0.08	$306,038	$2,002	0.00%*
* Amount is less than 0.1%.
E. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholder as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2023, was as follows:
Distributions paid from:
Ordinary income	$7,724,256
Capital gains	—
Return of capital	—
As of October 31, 2023, the distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$711,022
Undistributed capital gains	—
Total undistributed earnings	711,022
Accumulated capital and other losses	(23,437,130)
Net unrealized appreciation (depreciation)	(5,785,334)
Total accumulated earnings (losses)	(28,511,442)
Other	—
Paid-in capital	118,874,506
Total net assets	$90,363,064
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2024 (Unaudited)
and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year. For the fiscal year ended October 31, 2023, the Fund incurred $45,562 of excise tax expense.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, the Fund had non-expiring net capital loss carryforwards for federal income tax purposes of $23,437,130.
Certain losses realized during the current fiscal year may be deferred and treated as occurring the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2023, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$79,694,104	$463,446	$(2,663,201)	$(2,199,755)
G. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.00% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) through February 28, 2025 and then from exceeding 1.35% from March 1, 2025 through February 28, 2034 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust are subject to recovery on the Fund’s class level, if applicable, by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2024 and the expenses borne by First Trust subject to recovery were as follows:

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2024 (Unaudited)
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Year Ended October 31, 2022	Year Ended October 31, 2023	Six Months Ended April 30, 2024	Total
$ 95,057	$ —	$ 16,381	$ 156,230	$ 95,057	$ 267,668
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNYM”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNYM is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNYM is responsible for custody of the Fund’s assets. BNYM IS and BNYM are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Value	Shares	Value
Sales:
Class A	32,706	$590,108	1,260,419	$22,513,877
Class C	53,131	956,756	80,998	1,445,192
Class I	205,020	3,707,908	551,707	9,863,040
Total Sales	290,857	$5,254,772	1,893,124	$33,822,109
Dividend Reinvestment:
Class A	23,380	$423,041	71,390	$1,276,126
Class C	18,242	329,798	33,325	594,655
Class I	142,435	2,577,539	308,574	5,509,824
Total Dividend Reinvestment	184,057	$3,330,378	413,289	$7,380,605
Redemptions:
Class A	(185,214)	$(3,326,309)	(1,436,392)	$(25,553,705)
Class C	(62,080)	(1,122,245)	(132,943)	(2,376,383)
Class I	(892,553)	(16,147,739)	(3,444,993)	(61,489,769)
Total Redemptions	(1,139,847)	$(20,596,293)	(5,014,328)	$(89,419,857)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2024, were $41,490,154 and $27,779,318, respectively.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2024 (Unaudited)
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
Effective February 28, 2024, the Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV and First Trust Variable Insurance Trust, entered into a new Credit Agreement with BNYM as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNYM charges on behalf of the lenders a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. Prior to February 28, 2024, the Trust, on behalf of the Fund, along with First Trust Variable Insurance Trust and First Trust Exchange-Traded Fund IV had a $200 million Credit Agreement with BNYM. BNYM charged a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2024.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Short Duration High Income Fund
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will

Additional Information (Continued)
First Trust Short Duration High Income Fund
April 30, 2024 (Unaudited)
decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Additional Information (Continued)
First Trust Short Duration High Income Fund
April 30, 2024 (Unaudited)
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds (including the Fund), monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund (including the Fund), that is required under the Program to have one, and any material changes to the Program.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR,
FUND ACCOUNTANT, AND
CUSTODIAN
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Managed Municipal Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2024

First Trust Managed Municipal Fund
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Managed Municipal Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Managed Municipal Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Managed Municipal Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust Managed Municipal Fund
“AT A GLANCE”
As of April 30, 2024 (Unaudited)

Fund Statistics
First Trust Managed Municipal Fund	Net Asset Value (NAV)
Class I (CWAIX)	$20.30

Credit Quality(1)	% of Total Investments (including cash)
AAA	4.2%
AA	33.0
A	29.6
BBB	16.3
BB	2.5
B	0.6
Not Rated	12.5
Cash	1.3
Total	100.0%

Sector Allocation	% of Total Investments (including cash)
Insured	11.4%
Industrial Development Bond	10.4
Utility	10.0
Airport	9.1
Hospital	8.5
Government Obligation Bond - Unlimited Tax	7.1
Gas	6.7
Certificates of Participation	6.2
Continuing Care Retirement Communities	5.8
Dedicated Tax	4.3
Toll Road	3.2
Special Assessment	3.0
Water & Sewer	2.6
Education	2.5
Higher Education	2.0
Government Obligation Bond - Limited Tax	2.0
Tobacco	1.9
Tax Increment	1.0
Port	0.5
Student Housing	0.4
Student Loan	0.1
Pre-refunded/Escrowed-to-maturity	0.0*
Cash	1.3
Total	100.0%

* Amount is less than 0.1%.

Dividend Distributions	I Shares
Current Monthly Distribution per Share(2)	$0.0620
Current Distribution Rate on NAV(3)	3.67%

(1)
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
(2)
Most recent distribution paid through April 30, 2024. Subject to change in the future.
(3)
Distribution rates are calculated by annualizing the most recent distribution paid through the report date and then dividing by NAV as of April 30, 2024. Subject to change in the future.

First Trust Managed Municipal Fund
“AT A GLANCE” (Continued)
As of April 30, 2024 (Unaudited)
Performance of a $10,000 Investment
This chart compares your Fund’s Class I performance to that of the Bloomberg Municipal Bond 5-15 Year Index and the Bloomberg Municipal Bond Index from 6/15/2022 through 4/30/2024.

$11,000
$10,500
$10,000
$9,500
$10,743
$10,659
$10,647
6/15/22
10/31/22
4/30/23
10/31/23
4/30/24
First Trust Managed Municipal Fund
Bloomberg Municipal Bond 5-15 Year Index
Bloomberg Municipal Bond Index

Performance as of April 30, 2024
	I Shares Inception 6/15/2022	Bloomberg Municipal Bond 5-15 Year Index*	Bloomberg Municipal Bond Index*
Cumulative Total Returns	w/o sales charge	w/o sales charge	w/o sales charge
6 Months	7.60%	6.29%	7.06%
1 Year	3.71%	1.59%	2.08%
Average Annual Total Returns
Since Inception	3.90%	3.46%	3.40%
30-Day SEC Yield(4)	3.24%	N/A	N/A
* Since inception return is based on the Class I Shares inception date.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance. Performance in municipal bond investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.

(4)
30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund’s expense ratio and generating a higher yield.

Portfolio Management
First Trust Managed Municipal Fund
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Managed Municipal Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
Tom Byron, Senior Vice President, Senior Portfolio Manager
Shawn P. O’Leary, Senior Vice President, Senior Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Jonathan N. Wilhelm and Tom Byron have served as a part of the portfolio management team of the Fund since June 14, 2022. Shawn P. O’Leary has served as a part of the portfolio management team of the Fund since April 15, 2024.

First Trust Managed Municipal Fund
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of the First Trust Managed Municipal Fund (the “Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period 11/1/2023 - 4/30/2024 (a)	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period 11/1/2023 - 4/30/2024 (a)	Annualized Expense Ratios (b)
Class I	$ 1,000.00	$ 1,076.00	$ 2.58	$ 1,000.00	$ 1,022.38	$ 2.51	0.50%

(a)
Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

(b)	The expense ratio reflects an expense cap. The Fund’s expense ratio reflects an additional waiver. See Note 3 in the Notes to Financial Statements.

First Trust Managed Municipal Fund
Portfolio of Investments
April 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.1%
	Alabama – 2.2%
$500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	$521,926
500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	526,796
500,000	SE Energy Auth AL Cmdy Sply Rev Proj #6, Ser B (Mandatory put 06/01/30)	5.00%	01/01/54	525,980
				1,574,702
	Arizona – 2.2%
500,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (a)	4.00%	07/01/29	487,670
270,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	275,670
750,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (a)	6.25%	11/15/35	796,809
				1,560,149
	Arkansas – 0.3%
250,000	AR Dev Fin Auth Envrnmntl Rev Green Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	253,179
	California – 10.8%
600,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	598,059
835,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	825,513
500,000	CA St Hlth Facs Fing Auth Rev Stanford Hlth Care, Ser A	5.00%	08/15/54	503,539
250,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	248,404
375,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	373,851
500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A3, AMT	4.30%	07/01/40	501,327
500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (a)	5.00%	07/01/37	500,246
250,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (a)	5.00%	07/01/36	269,407
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,141,547
25,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	27,452
250,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser A, AMT	5.25%	05/15/48	256,841
500,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	545,597
675,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1, Ser A-1, AGM	5.00%	09/01/35	749,875
275,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Ref Subord Arpt Rev Bonds, Ser B	5.00%	07/01/37	303,998
500,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/50	508,808
400,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Green Bond, Ser A	5.00%	08/01/39	453,241
				7,807,705
	Colorado – 3.6%
600,000	Arista CO Met Dist Ref, Ser A, BAM	5.00%	12/01/38	641,621
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,035,976
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$500,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	$450,721
500,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	481,555
				2,609,873
	Connecticut – 0.9%
330,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/26	332,569
250,000	CT St Spl Tax Oblig Rev Transprtn Infra Purp, Ser A	5.00%	07/01/36	284,827
				617,396
	District of Columbia – 1.0%
650,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/40	708,063
	Florida – 7.5%
250,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	5.13%	06/15/32	254,219
500,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	520,817
320,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/38	337,131
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Area 1 Proj (a)	4.00%	05/01/40	476,649
1,000,000	Lakewood Ranch FL Stewardship Dist Util Rev Sys Acq Proj, AGM	5.25%	10/01/48	1,066,451
60,000	Palm Beach Cnty FL Hlth Facs Auth Acts Retmnt, Ser B	5.00%	11/15/42	61,784
285,000	Pasco Cnty FL Sch Brd, Ser A, COPS, AGM	5.00%	08/01/37	313,702
740,000	Putnam Cnty FL Dev Auth Ref Seminole Proj, Ser A	5.00%	03/15/42	758,147
495,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.50%	05/01/31	488,345
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	250,162
400,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/36	404,993
465,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	466,820
				5,399,220
	Georgia – 4.8%
1,250,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (Mandatory Put 03/06/26)	3.88%	10/01/32	1,252,444
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	501,490
740,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/30	768,294
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	496,960
400,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J Bonds, Ser A, AGM	5.00%	07/01/37	437,409
				3,456,597
	Hawaii – 1.3%
500,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	509,707
500,000	Honolulu City & Cnty HI Brd of Wtr Sply Wtr Sys Rev, Ser A	3.00%	07/01/41	412,729
				922,436
	Idaho – 0.7%
505,000	ID St Hlth Facs Auth Rev Ref St Lukes Hlth Sys Proj, Ser A	5.00%	03/01/34	525,680
	Illinois – 2.9%
750,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/40	810,792
500,000	IL St	5.50%	05/01/39	540,459
250,000	IL St, Ser A	5.50%	03/01/47	267,115
410,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/35	457,013
				2,075,379
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana – 5.1%
$500,000	IN St Fin Auth Econ Dev Rev Ref Rep Svcs Inc Proj Remk, Ser B (Mandatory put 06/03/24)	3.80%	05/01/28	$499,737
525,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	524,239
1,000,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth, Ser A	5.00%	10/01/43	1,077,604
500,000	Rockport IN Poll Control Rev Ref AEP Generating Company Proj Remk, Ser B	3.13%	07/01/25	490,770
375,000	Valporaiso IN Exempt Facs Rev Ref Pratt Paper LLC Proj, AMT (a) (b)	4.50%	01/01/34	379,479
700,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	712,058
				3,683,887
	Iowa – 0.7%
500,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	519,046
	Kansas – 0.4%
235,000	Shawnee Cnty KS Pub Bldg Commn Rev Corrections And Parks & Rec Projs	5.00%	09/01/33	267,101
	Kentucky – 2.7%
1,000,000	Boyle Cnty KY Eductnl Facs Rev Ref Centre Clg, Ser A	5.25%	06/01/43	1,063,786
250,000	KY St Property & Bldgs Commn Revs Proj No. 128, Ser A	5.50%	11/01/42	281,026
550,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/38	597,393
				1,942,205
	Louisiana – 2.2%
490,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	462,677
400,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (a)	5.00%	10/01/43	401,936
500,000	Saint John the Baptist Parish LA Rev Ref Var Marathon Oil Corp Proj Remk, Ser A-1 (Mandatory put 07/01/26)	4.05%	06/01/37	495,081
250,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	239,006
				1,598,700
	Maryland – 1.4%
1,000,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	1,021,773
	Michigan – 0.5%
355,000	MI St Fin Auth Rev Multi Modal Mclaren Hlth Care, Ser A	5.00%	02/15/37	373,741
	Mississippi – 0.8%
600,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj MS Pwr Co Proj Remk, AMT (c)	4.10%	07/01/25	600,000
	Missouri – 0.7%
500,000	Saint Louis Cnty MO Spl Oblg Convention Ctr, Ser A	5.25%	12/01/38	537,921
	Nevada – 2.2%
620,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/29	639,433
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$1,000,000	Clark Cnty NV Poll Control Rev Var Ref NV Pwr Co Proj Remk (Mandatory put 03/31/26)	3.75%	01/01/36	$988,716
				1,628,149
	New Hampshire – 0.3%
200,000	NH St Busn Fin Auth Wtr Fac Rev - Pennichuck Water Works Inc Proj, Ser A, AMT	5.50%	04/01/43	205,251
	New Jersey – 1.7%
80,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	79,467
565,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	622,139
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	526,759
				1,228,365
	New Mexico – 2.0%
1,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	989,099
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (a)	4.25%	05/01/40	453,420
				1,442,519
	New York – 8.3%
295,000	Build NYC Res Corp NY Rev Social Bond E Harlem Scholars Acdmy Chrt Sch Proj (a)	5.75%	06/01/42	306,151
750,000	Build NYC Res Corp NY Rev Social Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	765,286
400,000	Long Beach NY, Ser B, BAM	5.25%	07/15/42	428,747
500,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Ser BB-1	5.00%	06/15/49	521,289
250,000	New York City NY Transitional Fin Auth Rev Future Tax Sec Sub, Subser D-1	5.50%	11/01/45	279,321
500,000	NY NY Subser B-1, Ser B	5.25%	10/01/40	558,675
775,000	NY St Urban Dev Corp Rev Personal Income Tax, Ser A	5.00%	03/15/42	829,316
750,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	758,754
460,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	468,610
1,000,000	Yonkers NY, Ser F, BAM	5.00%	11/15/39	1,098,367
				6,014,516
	North Carolina – 0.5%
380,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/39	398,935
	Ohio – 2.5%
1,000,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	906,622
500,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	460,368
500,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	472,987
				1,839,977
	Oregon – 3.1%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	460,601
270,000	OR St Dept of Transprtn Hwy User Tax Rev Subord Lien, Ser A	5.00%	11/15/39	293,751
955,000	Port of Portland OR Arpt Rev, Ser Twenty Seven A, AMT	5.00%	07/01/30	1,030,564
500,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/41	494,950
				2,279,866
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania – 6.8%
$515,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/37	$542,419
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	496,615
500,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	512,787
1,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.50%	06/30/37	1,113,509
340,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref, Ser A	5.00%	12/01/46	360,419
750,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.00%	12/01/39	829,379
600,000	PA St, First Ser	5.00%	06/15/34	600,705
450,000	Philadelphia PA, Ser A	4.00%	05/01/41	434,445
				4,890,278
	Puerto Rico – 1.8%
750,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	739,214
77,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	77,299
531,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	520,025
				1,336,538
	South Carolina – 1.2%
280,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	274,124
545,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/40	604,313
				878,437
	Tennessee – 0.8%
500,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/41	549,274
	Texas – 9.1%
500,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	4.00%	02/15/36	502,697
200,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/35	218,511
550,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	575,706
400,000	Centrl TX Regl Mobility Auth Rev Ref Sr Lien, Ser B	5.00%	01/01/33	432,782
400,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	425,864
410,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	459,974
300,000	Cotulla TX Indep Sch Dist	5.00%	02/15/34	335,107
545,000	Fulshear Muni Util Dist No 3A TX, BAM	5.00%	09/01/39	555,998
190,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/39	200,428
250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/39	255,974
500,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/37	553,995
500,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (a)	5.13%	09/01/42	478,361
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	813,509
500,000	TX St Muni Gas Acq & Sply Corp IV, Ser B	5.50%	01/01/32	543,946
245,000	TX St Wtr Dev Brd St Revolving Fund	5.00%	08/01/37	272,541
				6,625,393
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah – 1.8%
$500,000	Downtown E Streetcar Swr Pub Infra Dist Sr Lien, Ser A (a)	5.75%	03/01/42	$485,791
700,000	UT St Telecommunication Open Infra Agy Sales Tax Ref	5.25%	06/01/35	793,979
				1,279,770
	Virginia – 0.4%
250,000	Isle of Wight Cnty VA Econ Dev Auth Riverside Hlth Sys, AGM	5.25%	07/01/43	272,951
	West Virginia – 0.7%
500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	501,392
	Wisconsin – 0.7%
500,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/38	535,550
	Wyoming – 1.5%
1,000,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/40	1,092,394

Total Investments – 98.1%	71,054,308
(Cost $70,133,206)
Net Other Assets and Liabilities – 1.9%	1,376,946
Net Assets – 100.0%	$72,431,254
Futures Contracts (See Note 2C - Futures Contracts in the Notes to Financial Statements):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
US Treasury 10 Year Note Future	Short	9	Jun 2024	$ (966,938)	$27,704
US Treasury Ultra 10 Year Note Future	Short	34	Jun 2024	(3,747,437)	91,367
				$(4,714,375)	$119,071

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment.
At April 30, 2024, securities noted as such amounted to $5,994,853 or 8.3% of net assets.

(b)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2024. Interest will begin accruing on the security’s first settlement date.
(c)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
COPS	– Certificates of Participation
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$71,054,308	$—	$71,054,308	$—
Futures Contracts**	119,071	119,071	—	—
Total	$71,173,379	$119,071	$71,054,308	$—

*	See Portfolio of Investments for state and territory breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Managed Municipal Fund
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$ 71,054,308
Cash	807,850
Cash segregated as collateral for open futures contracts	114,214
Receivables:
Interest	1,056,991
Variation margin	26,001
Fund shares sold	18,265
Common Shares issued under the Dividend Reinvestment Plan	3,723
From investment advisor	424
Prepaid expenses	15,049
Total Assets	73,096,825
LIABILITIES:
Payables:
Investment securities purchased	375,000
Fund shares redeemed	234,576
Audit and tax fees	27,901
Registration fees	6,201
Custodian fees	6,087
Shareholder reporting fees	5,534
Administrative fees	2,328
Interest and fees on loan	2,229
Transfer agent fees	1,917
Trustees’ fees and expenses	1,642
Legal fees	1,255
Financial reporting fees	746
Other liabilities	155
Total Liabilities	665,571
NET ASSETS	$72,431,254
NET ASSETS consist of:
Paid-in capital	$ 71,838,330
Par value	35,685
Accumulated distributable earnings (loss)	557,239
NET ASSETS	$72,431,254
Investments, at cost	$70,133,206
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $72,431,254 and 3,568,534 shares of beneficial interest issued and outstanding)	$20.30
See Notes to Financial Statements

First Trust Managed Municipal Fund
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$ 1,505,683
Other	2,190
Total investment income	1,507,873
EXPENSES:
Investment advisory fees	186,229
Registration fees	26,692
Audit and tax fees	25,912
Administrative fees	25,081
Legal fees	15,346
Commitment fees	14,280
Transfer agent fees	12,583
Shareholder reporting fees	12,386
Trustees’ fees and expenses	10,917
Financial reporting fees	4,600
Custodian fees	2,417
Other	2,638
Total expenses	339,081
Fees waived by the investment advisor	(152,852)
Net expenses	186,229
NET INVESTMENT INCOME (LOSS)	1,321,644
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(7,367)
Futures contracts	(70,780)
Net realized gain (loss)	(78,147)
Net change in unrealized appreciation (depreciation) on:
Investments	4,197,199
Futures contracts	(13,991)
Net change in unrealized appreciation (depreciation)	4,183,208
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,105,061
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 5,426,705
See Notes to Financial Statements

First Trust Managed Municipal Fund
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$ 1,321,644	$ 2,773,870
Net realized gain (loss)	(78,147)	(503,234)
Net change in unrealized appreciation (depreciation)	4,183,208	(1,127,745)
Net increase (decrease) in net assets resulting from operations	5,426,705	1,142,891
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class I Shares	(1,324,526)	(2,777,843)
Total distributions to shareholders from investment operations	(1,324,526)	(2,777,843)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	12,429,327	61,666,202
Proceeds from shares reinvested	1,324,379	2,777,491
Cost of shares redeemed	(17,580,435)	(38,121,621)
Net increase (decrease) in net assets resulting from capital transactions	(3,826,729)	26,322,072
Total increase (decrease) in net assets	275,450	24,687,120
NET ASSETS:
Beginning of period	72,155,804	47,468,684
End of period	$72,431,254	$72,155,804
See Notes to Financial Statements

First Trust Managed Municipal Fund
Financial Highlights
For a Share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31, 2023	For the Period Ended 10/31/2022 (a)
Class I Shares
Net asset value, beginning of period	$ 19.20	$ 19.33	$ 20.00
Income from investment operations:
Net investment income (loss) (b)	0.36	0.68	0.21
Net realized and unrealized gain (loss)	1.10	(0.13)	(0.78)
Total from investment operations	1.46	0.55	(0.57)
Distributions paid to shareholders from:
Net investment income	(0.36)	(0.68)	(0.10)
Net asset value, end of period	$20.30	$19.20	$19.33
Total return (c)	7.60%	2.76%	(2.84)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 72,431	$ 72,156	$ 47,469
Ratio of total expenses to average net assets	0.91% (d)	0.83%	1.41% (d)
Ratio of net expenses to average net assets	0.50% (d)	0.50%	0.50% (d)
Ratio of net investment income (loss) to average net assets	3.55% (d)	3.40%	2.76% (d)
Portfolio turnover rate	12%	57%	10%

(a)	Class I Shares were initially seeded and commenced operations on June 15, 2022.
(b)	Based on average shares outstanding.
(c)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Managed Municipal Fund
April 30, 2024 (Unaudited)
1. Organization
First Trust Managed Municipal Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a non-diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers one class of shares: Class I.
The Fund’s primary investment objective is to generate current income that is exempt from federal income taxes and its secondary objective is long term capital appreciation. The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in municipal debt securities that pay interest that is exempt from federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2024 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2024 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2024, the Fund held $379,479 of when-issued securities. The Fund had no delayed-delivery securities or forward purchase commitments.
C. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $114,214 is shown as “Cash segregated as collateral for open futures contracts” on the Statement of Assets and Liabilities.
D. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2024 (Unaudited)
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2023, was as follows:
Distributions paid from:
Ordinary income	$1,864
Capital gains	—
Tax-exempt income	2,775,979
Return of capital	—
As of October 31, 2023, the distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$92,006
Undistributed capital gains	—
Total undistributed earnings	92,006
Accumulated capital and other losses	(401,100)
Net unrealized appreciation (depreciation)	(3,235,846)
Total accumulated earnings (losses)	(3,544,940)
Other	—
Paid-in capital	75,700,744
Total net assets	$72,155,804
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, the Fund had non-expiring net capital loss carryforwards for federal income tax purposes of $401,100.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2023, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2022 and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$70,133,206	$1,369,658	$(329,485)	$1,040,173

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2024 (Unaudited)
F. Expenses
The Fund pays all expenses directly related to its operations.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.50% of the Fund’s average net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
First Trust has agreed to waive fees and/or reimburse expenses to the extent necessary through March 1, 2025, to prevent the Fund’s Total Annual Operating Expenses (excluding interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.65% of the average daily net assets of Class I shares of the Fund (the “Expense Cap”). Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place, (ii) the Expense Cap in place at the time the fees were waived, or (iii) the current Expense Cap. The waiver agreement may be terminated by action of the Board of Trustees at any time upon 60 days’ written notice by the Trust, on behalf of the Fund, or by First Trust only after March 1, 2025. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2024 and the expenses borne by First Trust and subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Period Ended October 31, 2022	Year Ended October 31, 2023	Six Months Ended April 30, 2024	Total
$ 96,983	$ —	$ 98,726	$ 143,526	$ 96,983	$ 339,235
Pursuant to a separate contractual agreement, First Trust has agreed to waive management fees of 0.15% of average daily net assets through June 14, 2024, which was not renewed and will expire on this date. For the six months ended April 30, 2024, First Trust waived an additional $55,869 of management fees that are not subject to recovery.
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNYM”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNYM is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNYM is responsible for custody of the Fund’s assets. BNYM IS and BNYM are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2024 (Unaudited)
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Value	Shares	Value
Sales:
Class I	609,044	$12,429,327	3,080,654	$61,666,202
Total Sales	609,044	$12,429,327	3,080,654	$61,666,202
Dividend Reinvestment:
Class I	64,680	$1,324,379	138,746	$2,777,491
Total Dividend Reinvestment	64,680	$1,324,379	138,746	$2,777,491
Redemptions:
Class I	(863,493)	$(17,580,435)	(1,917,375)	$(38,121,621)
Total Redemptions	(863,493)	$(17,580,435)	(1,917,375)	$(38,121,621)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2024, were $8,725,084 and $12,821,903, respectively.
6. Derivative Transactions
The following table presents the type of derivatives held by the Fund at April 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$ 119,071	Unrealized depreciation on futures contracts*	$ —
*Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$(70,780)
Net change in unrealized appreciation (depreciation) on futures contracts	(13,991)
During the six months ended April 30, 2024, the notional value of futures contracts opened and closed were $17,177,721 and $22,011,167, respectively.
The Fund does not have the right to offset financial assets and liabilities related to futures contracts on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2024 (Unaudited)
7. Borrowings
Effective February 28, 2024, the Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV and First Trust Variable Insurance Trust, entered into a new Credit Agreement with BNYM as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNYM charges on behalf of the lenders a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. Prior to February 28, 2024, the Trust, on behalf of the Fund, along with First Trust Variable Insurance Trust and First Trust Exchange-Traded Fund IV had a $200 million Credit Agreement with BNYM. BNYM charged a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2024.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Managed Municipal Fund
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will

Additional Information (Continued)
First Trust Managed Municipal Fund
April 30, 2024 (Unaudited)
decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Additional Information (Continued)
First Trust Managed Municipal Fund
April 30, 2024 (Unaudited)
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR,
FUND ACCOUNTANT, AND
CUSTODIAN
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item [18]. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Series Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 8, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 8, 2024

* Print the name and title of each signing officer under his or her signature.